AMERICAN EXPRESS Financial Direct


Strategist Income Fund, Inc.


1998 Semiannual Report


                                              Strategist Government Income Fund
                                                     Strategist High Yield Fund
                                                 Strategist Quality Income Fund

Table of Contents

From the Portfolio Manager (Strategist Government Income Fund)        1
From the Portfolio Manager (Strategist High Yield Fund)               3
From the Portfolio Manager (Strategist Quality Income Fund)           5
Financial Statements (Strategist Income Fund, Inc.)                   7
Notes to Financial Statements (Strategist Income Fund, Inc.)         12
Financial Statements (Government Income Portfolio)                   19
Notes to Financial Statements (Government Income Portfolio)          22
Investments in Securities (Government Income Portfolio)              27
Financial Statements (High Yield Portfolio)                          37
Notes to Financial Statements (High Yield Portfolio)                 40
Investments in Securities (High Yield Portfolio)                     44
Financial Statements (Quality Income Portfolio)                      80
Notes to Financial Statements (Quality Income Portfolio)             83
Investments in Securities (Quality Income Portfolio)                 87

From the Portfolio Manager

Strategist Government Income Fund

(picture of) James W. Snyder
James W. Snyder
Portfolio Manager


Falling interest rates continued to provide support for the bond market and Strategist Government Income Fund during the first half of the fiscal year. For the period -- June through November 1998 -- the Fund generated a total return (net asset value change and interest income) of 3.35%.

Continuing the trend of recent years, the inflation rate -- the key influence on interest rates and, thus, the bond market -- remained remarkably low over the six months. Adding to the positive environment was another outbreak of the so-called "Asian flu," the financial illness that first struck Southeast Asia in the fall of 1997. This time, the victims were Russia and Latin America, whose crumbling financial markets sent shock waves throughout the world, including the U.S.

The upshot of the financial turmoil was a "flight to quality" on the part of many concerned investors, who took refuge in U.S. Treasury securities. Their heavy buying helped drive down interest rates, which in turn drove up prices for Treasuries. Other sectors, including mortgage-backed bonds issued by federal government agencies, were essentially ignored by investors and, therefore, barely participated in the rally.

PORTFOLIO SHIFT

For the Fund, this meant that about half the portfolio benefited fully from the upturn, as its asset mix of mortgage-backed bonds and short- and intermediate-term Treasuries was roughly 50/50 when the fiscal year began. As the period progressed, I shifted more money into mortgage bonds, concentrating on low-coupon issues, which are less vulnerable to mortgage refinancing and, consequently, a decline in value. By the end of the six months, mortgages made up close to 80% of the portfolio, with Treasuries accounting for most of the rest.

Because I thought interest rates were likely to come down, I maintained a slightly long duration in the portfolio. (Duration, a function of the average maturity of the bonds held in the portfolio, determines how sensitive the Fund's value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates declined, the Fund's performance was enhanced somewhat. As is usually the case, I also maintained a small investment in interest-rate futures contracts -- a form of "derivatives" -- to shield the Fund from the possibility of a sharp rise in interest rates.

With its increased emphasis on mortgage-backed bonds, the Fund is positioned for what I think will be a comparatively stable interest-rate environment in the second half of the fiscal year. If that proves true, interest income will become more important to performance, and mortgages hold an advantage over Treasuries in that regard.


James W. Snyder

From the Portfolio Manager
Strategist High Yield Fund

(picture of) Jack Utter
Jack Utter
Portfolio Manager

Concerns about a potential slowdown in economic growth led to a sell-off in the high-yield bond market during the first half of the fiscal year. Although Strategist High Yield Fund continued to provide substantial interest income, the decline in bond values resulted in the Fund losing 8.13% for the period -- June through November 1998.

The environment for high-yield bonds was still relatively good when the period began. The economy was rolling along, inflation showed no signs of increasing, and the financial upheaval that struck Asia in the fall of 1997 seemed to have settled down. But by mid-summer, another bout of the "Asian flu" hit, this time in Russia and, soon after, Latin America.

Here at home, the upshot of the situation for investors was that the possibility of a global recession was now considerably greater. Under that scenario, profits could fall off sharply for American businesses as a whole and create a special burden for the already financially strained companies that issue high-yield bonds.

A `FLIGHT TO QUALITY'

The result was a wave of selling that swamped the high-yield market as investors embarked on a "flight to quality" whose primary destination was U.S. Treasury bonds, which offered the safety and liquidity they sought. Although the downturn in the high-yield market was widespread, the Fund's holdings in the energy, telecommunications and emerging foreign-market sectors were particularly affected.

Still, the period would end on a positive note. Taking encouragement from three reductions in short-term interest rates by the Federal Reserve and positive new economic data, the high-yield market staged a powerful rally in November. Also encouraging was the fact that telecommunications and emerging-market bonds led the rebound for the Fund.

While such positive price momentum will be difficult to maintain in the months ahead, I think it's reasonable to expect a better overall environment for high-yield bonds than we had in the first half of the fiscal year. The economy should be able to stay on its growth track, inflation shows no signs of picking up, and the Federal Reserve appears willing to lower interest rates further if conditions warrant. In the meantime, income-seeking investors will find the Fund's yield at its highest level in several years.



Jack Utter

From the Portfolio Manager

Strategist Quality Income Fund

(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

Long-term interest rates declined during the past six months, providing solid support for the U.S. bond market and Strategist Quality Income Fund. For the first half of the fiscal year -- June through November 1998 -- the Fund generated a total return, which includes net asset value change and interest income, of 3.97%.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period, providing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. This past summer it was Russia and Latin America that became infected. The result was a flood of money into the U.S. Treasury bonds, largely from investors who were seeking what they believed to be a safe haven for investment. The buying resulting from this "flight to quality" drove down long-term interest rates until mid-September.

The major beneficiaries of this trend were long-term U.S. Treasury bonds, which experienced a sharp price increase thanks to their high sensitivity to changes in interest rates. (Falling rates inflate bond values, while rising rates depress them.) Performance among all other bond sectors, including corporate and mortgage-backed issues, lagged well behind until late in the period, as investors largely ignored them in their pursuit of the safety and liquidity offered by Treasuries.

A BOOST FROM TREASURIES

Because Treasuries comprised its largest area of investment, the Fund got its strongest performance from that sector. Holdings among mortgage-backed bonds issued by government agencies and investment-grade, or high-quality, corporate bonds also performed positively, but contributed more to the Fund's interest income than its net asset value gain. Foreign bonds, a relatively small area of investment for the Fund (about 10% of assets for most of the period) and all denominated in U.S. dollars, suffered price declines in the late-summer turmoil overseas. They recovered rapidly in the fall, however.

Because I thought interest rates were likely to decline during the period, I positioned the portfolio with a relatively long duration. (A function of the average maturity of the bonds in the portfolio duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded quite positively. I also maintained a low level of cash reserves, preferring to keep the great majority of assets in bonds, which provided a better return than cash.

Looking to the rest of the fiscal year, the low-inflation trend that bonds have enjoyed for some time is still in place. In addition, the Federal Reserve has shown a willingness to reduce short-term interest rates if it appears that the economy may be about to undergo a meaningful slowdown. In light of those favorable factors, I think bond investors have reason to remain optimistic.



Ray Goodner

Financial Statements

Statements of assets and liabilities
Strategist Income Fund, Inc.

Nov. 30, 1998 (Unaudited)

                                           Strategist    Strategist  Strategist
                                           Government          High     Quality
                                          Income Fund    Yield Fund Income Fund

Assets
Investment in corresponding
  Portfolio (Note 1)                         $843,517    $1,805,981    $749,541
Other receivables                                  12           124          --
Expense receivable from AEFC                       --            --         383
Organizational costs (Note 1)                   1,319         1,316       1,936
                                                -----         -----       -----
Total assets                                  844,848     1,807,421     751,860
                                              -------     ---------     -------


Liabilities
Dividends payable to shareholders                 675         2,717         724
Accrued distribution fee                           16            37          15
Accrued transfer agency fee                         5            10           3
Accrued administrative services fee                 3             7           3
Other accrued expenses                         54,320        16,336       7,180
                                               ------        ------       -----
Total liabilities                              55,019        19,107       7,925
                                               ------        ------       -----
Net assets applicable to
  outstanding capital stock                  $789,829    $1,788,314    $743,935
                                             ========    ==========    ========


Represented by
Capital stock-- $.01 par value (Note 1)       $ 1,579      $  4,445      $  783
Additional paid-in capital                    774,478     1,974,018     704,722
Undistributed net investment income               110           310         318
Accumulated net realized gain (loss)           (2,243)       (9,786)        613
Unrealized appreciation (depreciation)
  on investments                               15,905      (180,673)     37,499
                                               ------      --------      ------

Total -- representing net assets applicable
  to outstanding capital stock               $789,829    $1,788,314    $743,935
                                             ========    ==========    ========
Shares outstanding                            157,873       444,483      78,301
                                              -------       -------      ------
Net asset value per share of
 outstanding capital stock                     $ 5.00     $    4.02    $   9.50
                                               ------     ---------    --------

See accompanying notes to financial statements.

Statements of operations

Strategist Income Fund, Inc.
Six months ended Nov. 30, 1998 (Unaudited)

                                           Strategist    Strategist  Strategist
                                           Government          High     Quality
                                          Income Fund    Yield Fund Income Fund

Investment income
Income:
Dividends                                       $  --       $ 8,470       $ 177
Interest                                       26,180        84,851      24,562
                                               ------        ------      ------
Total income                                   26,180        93,321      24,739
                                               ------        ------      ------

Expenses (Note 2):
Expenses allocated from corresponding Portfolio 2,094         4,852       1,903
Distribution fee                                  954         2,156         910
Transfer agency fee                               271           602         179
Administrative services fees and expenses         191           431         182
Registration fees                                  69         3,830       4,096
Audit fees                                      1,750         1,750       1,750
Other                                             623         2,666       1,691
                                                  ---         -----       -----
Total expenses                                  5,952        16,287      10,711
  Less expenses reimbursed by AEFC             (1,621)       (6,115)     (6,696)
                                               ------        ------      ------
Total net expenses                              4,331        10,172       4,015
                                                -----        ------       -----
Investment income (loss)-- net                 21,849        83,149      20,724
                                               ------        ------      ------


Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions                        17,350       (28,512)      3,391
  Financial futures contracts                 (21,471)           --        (320)
  Options contracts written                     9,886            --         130
                                                -----                       ---
Net realized gain (loss) on investments         5,765       (28,512)      3,201
Net change in unrealized appreciation
(depreciation) on investments                  (1,725)     (213,883)      5,296
                                               ------      --------       -----
Net gain (loss) on investments                  4,040      (242,395)      8,497
                                                -----      --------       -----
Net increase (decrease) in net assets
  resulting from operations                   $25,889     $(159,246)    $29,221
                                              =======     =========     =======

See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Income Fund, Inc.

                                               Strategist Government Income Fund

                                               Nov. 30, 1998        May 31, 1998
                                            Six months ended          Year ended
                                                  (Unaudited)

Operations and distributions
Investment income (loss)-- net                      $ 21,849           $ 37,887
Net realized gain (loss) on investments                5,765               (441)
Net change in unrealized appreciation
(depreciation) on investments                         (1,725)            13,121
                                                      ------             ------
Net increase (decrease) in net assets resulting
from operations                                       25,889             50,567
                                                      ------             ------
Distributions to shareholders from:
 Net investment income                               (22,341)           (39,031)
 Net realized gain                                       --              (6,249)
                                                        ----             ------
Total distributions                                  (22,341)           (45,280)
                                                     -------            -------


Capital share transactions (Note 3)
Proceeds from sales                                  111,605             64,649
Reinvestment of distributions at net asset value      21,764             45,256
Payments for redemptions                              (5,040)            (5,096)
                                                      ------             ------
Increase (decrease) in net assets from
 capital share transactions                          128,329            104,809
                                                     -------            -------
Total increase (decrease) in net assets              131,877            110,096
Net assets at beginning of period                    657,952            547,856
                                                     -------            -------
Net assets at end of period                         $789,829           $657,952
                                                    ========           ========
Undistributed net investment income                 $    110           $    602
                                                    --------           --------

See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Income Fund, Inc.

                                                      Strategist High Yield Fund
                                                   Nov. 30, 1998   May 31, 1998
                                                Six months ended     Year ended
                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                          $ 83,149      $ 97,876
Net realized gain (loss) on investments                  (28,512)       28,275
Net change in unrealized appreciation
 (depreciation) on investments                          (213,883)        9,767
                                                        --------         -----
Net increase (decrease) in net assets resulting
 from operations                                        (159,246)      135,918
                                                        --------       -------
Distributions to shareholders from:
 Net investment income                                   (90,927)      (91,467)
 Net realized gains                                           --        (1,142)
                                                           -----        ------
Total distributions                                      (90,927)      (92,609)
                                                         -------       -------


Capital share transactions (Note 3)
Proceeds from sales                                    1,108,869       329,677
Reinvestment of distributions at net asset value          64,835        90,463
Payments for redemptions                                (272,342)     (286,196)
                                                        --------      --------
Increase (decrease) in net assets
 from capital share transactions                         901,362       133,944
                                                         -------       -------
Total increase (decrease) in net assets                  651,189       177,253
Net assets at beginning of period                      1,137,125       959,872
                                                       ---------       -------
Net assets at end of period                           $1,788,314    $1,137,125
                                                      ==========    ==========
Undistributed net investment income                   $      310    $    8,088
                                                           -----       -------

See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Income Fund, Inc.

                                                 Strategist Quality Income Fund
                                                   Nov. 30, 1998   May 31, 1998
                                                Six months ended     Year ended
                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                          $ 20,724      $ 38,121
Net realized gain (loss) on investments                    3,201        (1,212)
Net change in unrealized appreciation
 (depreciation) on investments                             5,296        22,901
                                                           -----        ------
Net increase (decrease) in net assets
 resulting from operations                                29,221        59,810
                                                          ------        ------
Distributions to shareholders from:
 Net investment income                                   (20,943)      (39,821)
 Net realized gain                                           --         (3,805)
                                                           -----        ------
Total distributions                                      (20,943)      (43,626)
                                                         -------       -------


Capital share transactions (Note 3)
Proceeds from sales                                       71,891        77,358
Reinvestment of distributions at net asset value          20,382        43,595
Payments for redemptions                                 (29,324)      (39,229)
                                                         -------       -------
Increase (decrease) in net assets
 from capital share transactions                          62,949        81,724
                                                          ------        ------
Total increase (decrease) in net assets                   71,227        97,908
Net assets at beginning of period                        672,708       574,800
                                                         -------       -------
Net assets at end of period                             $743,935      $672,708
                                                        ========      ========
Undistributed net investment income                     $    318      $    537
                                                        --------      --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist Income Fund, Inc.
(Unaudited as to Nov. 30, 1998)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund), and Strategist Quality Income Fund (Quality Income
Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

Government Income Fund invests all of its assets in the Government Income Portfolio, an open-end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

High Yield Fund invests all of its assets in the High Yield Portfolio, an open-end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds. Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open-end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment-grade bonds.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the Portfolios' net assets. As of Nov. 30, 1998, the percentages of the corresponding Portfolio owned by Government Income Fund, High Yield Fund and Quality Income

Fund were 0.03%, 0.05% and 0.05%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders Dividends from net investment income, declared daily and paid monthly for Government Income Fund, High Yield Fund, and Quality Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of Nov. 30, 1998, AEFC owned 121,238 shares of Government Income Fund, 144,685 shares of High Yield Fund and 65,366 shares of Quality Income Fund.


2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into an agreement with AEFC to provide administrative services. Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.50% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Dec. 31, 1999. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for High Yield Fund) of each of the Fund's average daily net assets. In addition, for the six months ended Nov. 30, 1998, AEFC futher voluntarily agreed to waive certain fees and expenses to 1.14% for Government Income Fund and 1.18% for High Yield Fund.


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended Nov. 30, 1998
                                           Government         High       Quality
                                               Income        Yield        Income
                                                 Fund         Fund          Fund
Sold                                        22,341         246,906        7,632
Reinvested dividends                         4,345          15,544        2,164
Redemptions                                 (1,010)        (64,834)      (3,097)
                                            ------         -------       ------
Net increase (decrease)                     25,676         197,616        6,699

                                                     Year ended May 31, 1998
                                           Government         High       Quality
                                               Income        Yield        Income
                                                 Fund         Fund          Fund
Sold                                        12,987          72,018        8,274
Reinvested dividends                         9,111          19,661        4,670
Redemptions                                 (1,024)        (62,293)      (4,179)
                                            ------         -------       ------
Net increase (decrease)                     21,074          29,386        8,765



4. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

Government Income Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                  1998c        1998       1997b
Net asset value, beginning of period             $4.98        $4.93      $4.91
Income from investment operations:
Net investment income (loss)                       .14          .32        .30
Net gains (losses) (both realized and unrealized)  .03          .11        .06
Total from investment operations                   .17          .43        .36

Less distributions:
Dividends from net investment income              (.15)        (.33)      (.30)
Distributions from realized gains                   --         (.05)      (.04)
Total distributions                               (.15)        (.38)      (.34)
Net asset value, end of period                   $5.00        $4.98      $4.93

Ratios/supplemental data
                                                  1998c        1998       1997b
Net assets, end of period (in thousands)          $790         $658       $548
Ratio of expenses to average daily net assetsc   1.14%e       1.09%      1.10%e
Ratio of net investment income (loss)
 to average daily net assets                     5.73%e       6.44%      6.48%e
Portfolio turnover rate
(excluding short-term securities)                 129%         159%       146%
Total return                                     3.35%        9.04%      7.59%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.56% for the six months ended Nov. 30, 1998 and 1.57% and 25.68% for the periods ended May 31, 1998 and 1997, respectively.
e Adjusted to an annual basis.

High Yield Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                   1998c        1998       1997b
Net asset value, beginning of period               $4.61       $4.41      $4.31
Income from investment operations:
Net investment income (loss)                         .21         .43        .38
Net gains (losses) (both realized and unrealized)   (.58)        .17        .09
Total from investment operations                    (.37)        .60        .47

Less distributions:
Dividends from net investment income                (.22)       (.40)      (.37)
Net asset value, end of period                     $4.02       $4.61      $4.41

Ratios/supplemental data
                                                    1998c       1998       1997b
Net assets, end of period (in thousands)          $1,788      $1,137       $960
Ratio of expenses to average daily net assetsd     1.18%e       .72%      1.19%e
Ratio of net investment income (loss)
 to average daily net assets                       9.64%e      9.28%      8.90%e
Portfolio turnover rate
 (excluding short-term securities)                   23%         81%        92%
Total return                                      (8.13%)     14.02%     11.40%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.89% for the six months ended Nov. 30, 1998 and 2.15% and 11.48% for the periods ended 1998 and 1997, respectively.
e Adjusted to an annual basis.

Quality Income Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                    1998c       1998       1997b
Net asset value, beginning of period               $9.40       $9.15      $8.95
Income from investment operations:
Net investment income (loss)                         .27         .58        .55
Net gains (losses) (both realized and unrealized)    .10         .34        .18
Total from investment operations                     .37         .92        .73

Less distributions:
Dividends from net investment income                (.27)       (.61)      (.53)
Dividends from realized gains                         --        (.06)        --
Total distributions                                 (.27)       (.67)      (.53)
Net asset value, end of period                     $9.50       $9.40      $9.15
Ratios/supplemental data
Net assets, end of period (in thousands)            $744        $673       $575
Ratio of expenses to average daily net assetsd     1.10%e       .97%      1.10%e
Ratio of net investment income (loss)
 to average daily net assets                       5.69%e      6.22%      6.33%e
Portfolio turnover rate
 (excluding short-term securities)                   12%         20%        31%
Total return                                       3.97%      10.30%      8.31%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 2.94% for the six months ended Nov. 30, 1998 and 1.48% and 13.34% for the periods ended May 31, 1998 and 1997, respectively.
e Adjusted to an annual basis.

Financial Statements

Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
 (identified cost $3,589,417,480)                               $3,668,483,822
Cash in bank on demand deposit                                       7,490,520
Accrued interest receivable                                         26,665,945
Receivable for investment securities sold                          172,970,598
U.S. government securities held as collateral (Note 5)              79,721,822
                                                                    ----------
Total assets                                                     3,955,332,707
                                                                 =============

Liabilities
Payable for investment securities purchased                        844,955,391
Payable upon return of securities loaned (Note 5)                   91,009,322
Accrued investment management services fee                             121,210
Option contracts written, at value
 (premium received $26,805,756) (Note 6)                            27,018,485
                                                                    ----------
Total liabilities                                                  963,104,408
                                                                   -----------
Net assets                                                      $2,992,228,299
                                                                ==============

See accompanying notes to financial statements.

Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Interest                                                           $ 89,294,815
                                                                   ------------
Expenses (Note 2):
Investment management services fee                                    6,946,441
Compensation of board members                                             7,073
Custodian fees                                                          133,245
Audit fees                                                               15,938
Other                                                                    35,132
                                                                         ------
Total expenses                                                        7,137,829
 Earnings credits on cash balances (Note 2)                              (7,658)
                                                                         ------
Total net expenses                                                    7,130,171
                                                                      ---------
Investment income (loss)-- net                                       82,164,644
                                                                     ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                    60,077,637
   Financial futures contracts                                      (73,927,375)
   Options contracts written (Note 6)                                34,546,699
                                   -                                 ----------
Net realized gain (loss) on investments                              20,696,961
Net change in unrealized appreciation (depreciation) on investments  (8,066,331)
                                                                     ----------
Net gain (loss) on investments                                       12,630,630
                                                                     ----------
Net increase (decrease) in net assets resulting from operations    $ 94,795,274
                                                                   ============

See accompanying notes to financial statements.

Statements of changes in net asset
Government Income Portfolio

                                                  Nov. 30, 1998    May 31, 1998
                                               Six months ended      Year ended
                                                    (Unaudited)

Operations
Investment income (loss)-- net                    $  82,164,644  $  148,446,162
Net realized gain (loss) on investments              20,696,961      (1,501,667)
Net change in unrealized appreciation
 (depreciation) on investments                       (8,066,331)     47,320,048
                                                     ----------      ----------
Net increase (decrease) in net assets
 resulting from operations                           94,795,274     194,264,543
Net contributions (withdrawals) from partners       328,161,864     171,023,648
                                                    -----------     -----------
Total increase (decrease) in net assets             422,957,138     365,288,191
Net assets at beginning of period                 2,569,271,161   2,203,982,970
                                                  -------------   -------------
Net assets at end of period                      $2,992,228,299  $2,569,271,161
                                                 ==============  ==============


See accompanying notes to financial statements.

Notes to Financial Statements
Government Income Portfolio

(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT  ACCOUNTING  POLICIES

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

The Portfolio's accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independant pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put and call options on U.S. government securities. The Portfolio also may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1998, the Portfolio had entered into outstanding when-issued or forward-commitments of $749,626,199.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $7,658 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,723,451,339 and $4,119,162,895, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 129%. Realized gains and losses are determined on an identified cost basis.


4. INTEREST RATE FUTURES CONTRACTS

As of Nov. 30, 1998, investments in securities included securities valued at $99,831,977 that were pledged as collateral to cover initial margin deposits on 5,939 open purchase contracts and 9,608 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1998, was $861,878,509 with a net unrealized loss of $4,862,917. The market value of the open sale contracts at Nov. 30, 1998, was $1,199,243,173 with a net unrealized loss of $18,349,868. See
"Summary of significant accounting policies."


5. LENDING OF PORTFOLIO SECURITIES

As of Nov. 30, 1998, securities valued at $87,304,957 were on loan to brokers. For collateral, the Portfolio received $11,287,500 in cash and U.S. government securities valued at $79,721,822. Income from securities lending amounted to $547,868 for the year ended Nov. 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                          Six months ended Nov. 30, 1998
                              Puts                      Calls             MBS Puts and Calls
                    Contracts      Premium     Contracts     Premium   Contracts       Premium

Balance May 31, 1998    2,146   $4,017,648         2,380  $3,811,781      12,000  $123,773,405
Opened                 28,300   38,288,411        27,320  43,042,817      36,750     1,058,984
Closed                (17,656) (23,121,024)      (13,558)(22,531,561)    (12,000) (123,773,404)
Exercised              (4,831)  (7,585,873)       (2,263) (3,418,658)     (4,250)      (19,922)
Expired                (2,349)  (3,167,011)       (3,997) (3,452,649)    (20,000)     (117,188)
Balance Nov. 30, 1998   5,610   $8,432,151         9,882 $17,451,730      12,500      $921,875

See "Summary of significant accounting policies."


Investments in Securities

Government Income Portfolio
Nov. 30, 1998 (Unaudited)

(Percentages represent value of investment compared to net assets)

Bonds (121.1%)
Issuer                      Coupon                Principal             Value(a)
                             rate                   amount

Govt Natl Mtge Assn (--%)
     08-20-19                11.00%                $206,773             $231,585
Mortgage-backed securities   (84.4%)
Federal Home Loan Mtge Corp
     08-01-00                 7.50                8,995,438            9,078,800
     07-01-03                 6.50                   66,254               66,658
     07-15-03                 5.75               30,750,000           31,714,923
     01-15-08                 5.50               42,640,000           43,234,419
     09-01-09                 6.50                5,339,549            5,427,972
     03-01-10                 5.50               42,000,000(j)        41,383,125
     10-01-10                 7.00               13,842,502           14,158,250
     01-01-13                 6.00               12,041,698           12,072,216
     01-25-13                 6.25               39,000,000           39,387,270
     11-01-23                 8.00               15,390,297           15,976,975
     05-01-24                 7.50                5,897,236            6,061,238
     07-01-24                 8.00                9,044,809            9,366,986
     01-01-25                 9.00                7,901,348            8,326,045
     06-01-25                 8.00               13,148,292           13,604,406
     08-01-25                 8.00                2,973,642            3,076,798
     02-01-26                 6.00               18,333,097           18,109,616
     05-01-26                 9.00               19,135,662           20,194,055
     12-01-27                 6.00              146,901,630          145,209,099
     01-01-28                 6.00                2,924,308            2,887,754
     02-01-28                 6.00               17,992,026           17,771,127
     08-01-28                 6.00               34,673,386           34,239,969
     09-01-28                 6.00              143,411,987          141,622,589
     10-01-28                 6.00               13,831,200           13,658,310
   Zero Coupon
     02-15-28                15.35              145,493,910(b)         1,636,807

Collateralized Mtge Obligation

     08-15-03                 6.50               14,652,880           14,969,037
     04-15-22                 8.50                9,150,000           10,008,087
     11-15-22                 4.00               44,310,000           41,424,958
     11-15-23                 4.00                8,940,984            8,691,084
     11-18-25                 6.50               12,750,000           12,910,321
     02-15-28                  .00                2,298,294            1,597,314
   Interest Only
     01-01-20                10.00                  193,308(f)            37,379
   Principal Only
     09-15-03                 6.46                9,272,987(e)         8,505,042
     10-15-07                 8.47                2,868,277(e)         2,728,000
     05-15-08                 8.13                7,523,918(e)         6,880,858
     05-15-08                 7.14                7,628,336(e)         6,721,279
     03-15-09                 7.38                5,669,869(e)         5,358,912
     11-15-23                 7.86                6,272,778(e)         6,086,008
   Trust Series Z
     04-25-24                 8.25               29,818,998(d)        29,806,739
Federal Natl Mtge Assn
     12-01-99                 7.00                5,998,951            6,058,582
     09-01-07                 8.50                3,611,662            3,731,280
     02-15-08                 5.75               84,875,000           87,621,325
     03-01-10                 5.50              162,660,000(j)       160,220,099
     03-01-10                 6.00              135,750,000(j)       135,877,265
     05-01-13                 6.00               63,029,608           63,085,302
     06-01-13                 6.00               51,378,967           51,424,367
     08-01-13                 6.00               82,734,969           82,786,264
     09-01-13                 6.00               18,530,882           18,547,256
     11-01-21                 8.00                2,954,034            3,067,588
     05-01-22                 8.50                5,324,805            5,611,014
     03-01-23                 9.00                2,044,837            2,170,083
     04-01-23                 8.50                7,457,983            7,854,151
     08-01-23                 8.50               17,013,955           17,928,455
     08-25-23                 6.00               14,400,000           14,192,015
     09-01-23                 6.50               45,043,868(h,i)      45,367,733
     09-01-23                 8.50               27,190,783           28,669,418
     11-01-23                 6.00               10,885,218           10,769,617
     12-01-23                 7.00               15,666,869           15,999,790
     01-01-24                 6.50               16,663,442           16,783,252
     06-01-24                 9.00                6,321,739            6,712,928
     03-01-25                 6.00              208,500,000(j)       205,828,593
     06-01-25                 8.50                2,573,380            2,693,196
     09-01-25                 6.50               19,339,552           19,472,608
     09-01-25                 6.50                3,368,088(h,i)       3,391,260
     11-01-25                 6.50               22,967,924(h,i)      23,125,943
     12-01-25                 8.50                6,642,167            6,949,367
     01-15-26                 5.50               41,000,000(j)        39,629,063
     02-01-26                 6.00                  580,119              572,688
     02-01-26                 8.00                2,827,617(h,i)       2,927,460
     04-01-26                 6.00                  315,836              311,790
     05-01-26                 7.50               18,896,756           19,428,133
     02-01-27                 6.00                2,522,028            2,488,939
     04-01-27                 6.00                5,759,879            5,684,309
     04-01-27                 6.50               14,954,680           15,057,568
     04-01-27                 7.00               11,194,309           11,425,136
     09-01-27                 7.00                7,505,062            7,659,816
     03-01-28                 6.00               23,006,912           22,707,761
     04-01-28                 6.00              106,871,589          105,487,707
     05-01-28                 6.00                9,712,117            9,586,320
     05-01-28                 6.50               22,409,942           22,562,803
     07-01-28                 6.00                9,860,098            9,732,384
     09-01-28                 6.00               96,169,908           94,916,422
     10-01-28                 6.00               17,149,659           16,924,655
     10-01-28                 6.50               18,914,481           19,056,339
     10-01-28                 6.50               54,869,455           55,280,976
   Collateralized Mtge Obligation
     06-25-05                 6.10               40,925,603           41,014,411
     08-25-08                 6.00                1,372,733            1,367,354
     09-25-08                 4.50               38,000,000           36,259,581
     11-25-08                 5.50                5,517,709            5,479,525
     10-25-10                 4.50                8,204,208            8,010,507
     07-25-12                 7.00                2,868,264            2,904,230
     01-25-19                 3.00               11,250,000           10,929,375
     03-25-19                 5.75               37,973,624           37,950,753
     07-18-19                 5.50               13,976,000           13,812,815
     10-25-20                 9.00               11,666,000           12,426,040
     03-25-21                 8.50               12,350,000           13,064,010
     01-25-22                 5.75               10,000,000            9,901,897
     01-25-24                 5.00                1,936,927            1,927,864
     05-18-26                 5.00               17,000,000           16,140,592
   Interest Only
     07-01-18                10.00                3,346,053(f)           638,553
     08-01-18                 9.50                   71,077(f)            13,588
     01-15-20                10.00                3,267,751(f)           940,524
     09-25-20                 9.50                1,025,408(f)           178,316
     01-25-21                10.50                8,126,116(f)         1,650,557
     11-25-21                 9.50                2,678,435(f)           737,882
     02-25-22                 9.50                  519,924(f)           112,531
     02-25-22                10.00               19,299,644(f)         5,276,716
     05-25-22                10.00                6,323,426(f)         1,157,701
     07-25-22                 8.50               11,016,845(f)         1,959,410
     07-25-22                 9.50                5,566,727(f)         1,128,425
   Inverse Floater
     08-25-23                 8.08                4,979,808(g)         4,862,135
     03-25-24                 9.61                3,298,066(g)         3,307,186
   Principal Only
     06-25-21                12.57                  426,430(e)           350,731
Total                                                              2,525,816,315

Other (3.8%)
California Infrastructure
   Pacific Gas & Electric
     09-25-05                 6.32               20,400,000           21,128,280
   San Diego Gas & Electric
     03-25-03                 6.07                7,500,000            7,613,175
     09-25-05                 6.19                6,000,000            6,185,340
   San Diego Gas & Electric 1st Series 1997
     09-25-08                 6.31               25,000,000           26,138,000
   Southern California Edison
     03-25-03                 6.17               13,895,000           14,130,659
     09-25-08                 6.38               12,000,000           12,591,240
Citibank Credit Card Master Trust I
    Series 1998-2 Cl A
     01-15-08                 6.05               15,000,000           15,557,700

GMAC Commercial Mtge Securities

   Series 1997-C2 Cl A1
     12-15-04                 6.45                9,578,665            9,872,251
Total                                                                113,216,645

U.S. government obligations (32.9%)
Resolution Funding Corp
     10-15-19                 8.13                8,000,000           10,514,946
   Zero Coupon
     04-15-02                 6.15               11,170,000(b)         9,489,438
     10-15-03                 6.36               16,000,000(b)        12,618,520
     04-15-06                 5.74                4,803,000(b)         3,317,693
     04-15-08                 5.88               21,250,000(b)        13,144,460
     07-15-08                 6.13               48,500,000(b)        29,618,455
     01-15-09                 5.76               24,173,000(b)        14,381,461
     07-15-09                 5.91               32,646,000(b)        18,687,586
     10-15-12                 8.04                8,400,000(b)         3,903,645
     04-15-17                 7.28               37,700,000(b)        13,473,565
     07-15-17                 7.28                6,650,000(b)         2,343,387
     01-15-18                 7.20                8,000,000(b)         2,736,232
     10-15-18                 7.87                7,500,000(b)         2,412,065
U.S. Treasury
     07-31-01                 6.63               17,000,000           17,848,679
     08-31-01                 6.50                8,500,000(h,i)       8,906,908
     11-30-01                 5.88                6,000,000(h,i)       6,210,212
     04-30-02                 6.63               10,000,000           10,613,158
     02-15-03                10.75               15,000,000           18,399,467
     08-15-03                 5.75               18,500,000(c)        19,341,961
     05-15-04                12.38                7,000,000            9,522,430
     08-15-05                 6.50                5,000,000            5,506,115
     08-15-05                10.75                4,750,000(h,i)       6,353,620
     07-15-06                 7.00               35,750,000           40,669,743
     10-15-06                 6.50               36,100,000           40,006,045
     11-15-08                 4.75               42,000,000           42,029,531
     08-15-19                 8.13              104,000,000(h,i)     140,012,225
     08-15-20                 8.75               49,000,000(h,i)      70,315,377
     05-15-21                 8.13               74,000,000          100,771,823
     08-15-21                 8.13              124,700,000          169,981,687
     08-15-23                 6.25               76,500,000(c,h,i)    86,099,985
     11-15-27                 6.13               10,000,000(c)        11,294,676
   Zero Coupon
     11-15-04                 5.65               33,000,000(b,h,i)    24,921,993
  Collateralized Mtge Acceptance Corp
     12-15-30                 6.50               14,239,636           14,664,974
  Collateralized Mtge Securities Corp
     12-20-20                14.08                3,750,000            3,803,816
Total                                                                983,915,878

Total bonds
(Cost: $3,543,373,331)                                            $3,623,180,423

Options purchased (--%)
Issuer                            Shares     Exercise    Expiration    Value(a)
                                               price        date

Put
U.S. Treasury Bond March 99       59,500       $116       Dec. 1998     $18,594
U.S. Treasury Bond March 99       42,500        112       Feb. 1999     132,813
U.S. Treasury Bond March 99      289,000        125       Feb. 1999     225,767

Total options purchased
(Cost: $1,117,924)                                                     $377,174


Short-term securities (1.5%)

Issuer                    Annualized                Amount             Value(a)
                         yield on date            payable at
                          of purchase              maturity

U.S. government agencies (0.4%)
Federal Farm Credit Disc Nt
     12-02-98                 4.75%              $4,300,000          $4,299,435
Federal Home Loan Bank Disc Nt
     12-11-98                 4.79                1,100,000           1,098,546
Federal Home Loan Mtge Corp Disc Nts
     12-07-98                 5.00                1,700,000           1,698,589
     12-10-98                 4.77                  400,000             399,525
     12-21-98                 4.83                3,200,000           3,191,448
     12-22-98                 4.81                1,100,000           1,096,920
Federal Natl Mtge Assn Disc Nt
     12-15-98                 5.00                  500,000             499,032
Total                                                                12,283,495

Letter of credit (1.1%)
Student Loan Marketing Assn-
Nebraska Higher Education
      12-14-98                4.86               32,700,000          32,642,730

Total short-term securities
(Cost: $44,926,225)                                                 $44,926,225

Total investments in securities
(Cost: $3,589,417,480)(k)                                        $3,668,483,822




See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(e) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(f) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1998. Inverse floaters in the aggregate represent 0.27% of the Portfolio's net assets as of Nov. 30, 1998.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

    Type of security                                            Notional amount

    Purchase contracts
    Eurodollar Dec. 1999                                            $56,900,000
    Eurodollar March 2000                                            56,900,000
    Eurodollar June 2000                                             56,900,000
    Eurodollar Sept. 2000                                            61,100,000
    U.S. Treasury Note Dec. 1998, 5-year notes                      275,400,000
    U.S. Treasury Note Dec. 1998, 10-year notes                      83,700,000
    U.S. Treasury Note Feb. 1999, 10-year notes                       3,000,000

    Sale contracts
    U.S. Treasury Note Dec. 1998, 2-year notes                      $12,600,000
    U.S. Treasury Note Dec. 1998, 10-year notes                     108,300,000
    U.S. Treasury Note Feb. 1999, 5-year notes                      198,900,000
    U.S. Treasury Bond March 1999                                   641,000,000

(i) At Nov. 30, 1998, securities valued at $99,831,977 were held to cover open call options written as follows:
    Issuer                         Shares    Exercise   Expiration     Value(a)
                                              price       date

     U.S. Treasury Bond            500,000       $99     Dec. 1998     $359,375
     U.S. Treasury Bond March 99   195,500       114     Feb. 1999    1,618,975
     U.S. Treasury Bond March 99    42,500       119     Feb. 1999      670,701
     U.S. Treasury Bond March 99   221,000       120     Feb. 1999    2,451,708
     U.S. Treasury Bond March 99    17,000       128     Feb. 1999      345,312
     U.S. Treasury Bond March 99    17,000       130     Feb. 1999      143,437
     U.S. Treasury Bond March 99   187,000       126     Feb. 1999    8,544,372
     U.S. Treasury Bond March 99    34,000       128     Feb. 1999    1,094,375
     U.S. Treasury Bond March 99   204,000       130     Feb. 1999    4,398,750
     U.S. Treasury Bond March 99    70,200       134     Feb. 1999      592,312

     Total                                                          $20,219,317

     At Nov. 30, 1998, cash or short-term securities were designated to cover open put options written as follows:

     Issuer                         Shares    Exercise   Expiration     Value(a)
                                                price       date

     Federal Natl Mtge Assn        750,000       $97     Dec. 1998      $58,594
     U.S. Treasury Bond March 99    12,800       112     Feb. 1999       56,000
     U.S. Treasury Bond March 99    38,200       127     Feb. 1999      147,311
     U.S. Treasury Bond March 99   191,200       126     Feb. 1999    1,881,197
     U.S. Treasury Bond March 99   127,500       128     Feb. 1999    1,979,174
     U.S. Treasury Bond March 99     8,500       118     Feb. 1999       71,719
     U.S. Treasury Bond March 99    42,500       119     Feb. 1999      524,607
     U.S. Treasury Bond March 99     8,500       128     Feb. 1999       37,187
     U.S. Treasury Bond March 99     8,500       127     Feb. 1999       19,921
     U.S. Treasury Bond March 99   123,300       128     Feb. 1999    2,023,458

     Total                                                           $6,799,168


(j) At Nov. 30, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $749,626,199.

(k) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $3,589,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $93,937,822
     Unrealized depreciation                                        (14,871,000)
     Net unrealized appreciation                                    $79,066,822

Financial Statements
Statement of assets and liabilities

High Yield Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
 (identified cost $4,084,479,752)                               $3,746,059,791
Cash in bank on demand deposit                                       1,719,473
Accrued interest and dividends receivable                           87,137,532
Receivable for investment securities sold                            4,519,500
                                                                     ---------
Total assets                                                     3,839,436,296
                                                                 -------------


Liabilities
Payable for investment securities purchased                         27,236,000
Accrued investment management services fee                             172,920
Other accrued expenses                                                  71,705
                                                                        ------
Total liabilities                                                   27,480,625
                                                                    ----------
Net assets                                                      $3,811,955,671
                                                                ==============

See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Dividend                                                         $   19,654,092
Interest                                                            190,861,432
                                                                    -----------
Total income                                                        210,515,524
                                                                    -----------

Expenses (Note 2):
Investment management services fee                                   11,015,616
Compensation of board members                                             9,118
Custodian fees                                                          114,069
Audit fees                                                               17,063
Other                                                                    50,684
                                                                         ------
Total expenses                                                       11,206,550
Earnings credits on cash balances (Note 2)                             (179,751)
                                                                       --------
Total net expenses                                                   11,026,799
                                                                     ----------
Investment income (loss)-- net                                      199,488,725
                                                                    -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)          (63,044,118)
Net change in unrealized appreciation
 (depreciation) on investments                                     (455,945,080)
                                                                   ------------
Net gain (loss) on investments                                     (518,989,198)
                                                                   ------------
Net increase (decrease) in net assets resulting from operation    $(319,500,473)
                                                                  =============

See accompanying notes to financial statements.

Statements of changes in net assets
High Yield Portfolio

                                                   Nov. 30, 1998    May 31, 1998
                                                Six months ended      Year ended
                                                     (Unaudited)

Operations
Investment income (loss)-- net                    $  199,488,725  $  343,256,750
Net realized gain (loss) on security transactions (63,044,118) 107,320,343 Net change in unrealized appreciation
 (depreciation) on investments                      (455,945,080)      8,772,357
                                                    ------------       ---------
Net increase (decrease) in net assets
resulting from operations                           (319,500,473)    459,349,450
Net contributions (withdrawals) from partners        (32,544,821)    505,587,141
                                                     -----------     -----------
Total increase (decrease) in net assets             (352,045,294)    964,936,591
Net assets at beginning of period                  4,164,000,965   3,199,064,374
                                                   -------------   -------------
Net assets at end of period                       $3,811,955,671  $4,164,000,965
                                                  ==============  ==============


See accompanying notes to financial statements.

Notes to Financial Statements
High Yield Portfolio

(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1998, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1998 was $94,817,974 representing 2.49% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $179,751 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $963,792,189 and $854,019,495, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 23%. Realized gains and losses are determined on an identified cost basis.

Investments in Securities
High Yield Portfolio

Nov. 30, 1998 (Unaudited)

(Percentages represent value of investment compared to net assets)

Bonds (85.2%)
Issuer                      Coupon                 Principal           Value(a)
                             rate                   amount

Government obligations (0.6%)
Argentine Republic
   (U.S. Dollar)
     03-31-23                 5.75%              $3,950,000(c)       $2,890,906
City of Moscow
   (U.S. Dollar) Zero Coupon
     12-31-98                10.96                3,691,890(c,f)        315,287
Govt of Algeria
   (U.S. Dollar)
     03-04-00                 7.06                1,568,182(c)        1,372,159
     09-04-06                 6.60                3,136,364(c)        1,489,773
Govt of Russia
   (Russian Ruble)
     09-27-00                14.00               30,008,878(c)           52,537
     12-15-20                 6.63               10,000,000(c)          675,000
Republic of Korea
   (U.S. Dollar)
     04-15-08                 8.88                8,450,000(c)        8,397,196
United Mexican States
   (U.S. Dollar)
     12-31-19                 6.25                6,000,000(c)        4,601,250
     05-15-26                11.50                1,875,000(c)        2,000,391
Total                                                                21,794,499

Mortgage-backed securities (0.8%)
Federal Home Loan Mtge Corp
     08-01-17                 7.50                    3,878(d)            3,917
     11-01-28                 6.00               25,000,000          24,676,184
Merrill Lynch Mtge Investors
     06-15-21                 8.08                5,673,253           5,337,290
Total                                                                30,017,391

Aerospace & defense (1.7%)
BE Aerospace
   Sr Sub Nts
     11-01-08                 9.50                5,500,000(e)        5,816,250
Compass Aerospace
   Sr Sub Nts
     04-15-05                10.13               16,835,000(e)       16,835,000
L-3 Communications
   Sr Sub Nts Series B
     05-01-07                10.38                6,145,000           6,790,225
Sequa
   Sr Sub Nts
     12-15-03                 9.38               20,750,000          21,165,000
Stellex Inds
   Sr Sub Nts Series B
     11-01-07                 9.50                9,450,000           8,516,813
TransDigm
   Sr Sub Nts
     12-01-08                10.38                6,000,000(e)        6,150,000
Total                                                                65,273,288

Automotive & related (1.7%)
EV Intl
   Company Guaranty Series A
     03-15-07                11.00               10,500,000           9,030,000
Hayes Lemmerz Intl
   Company Guaranty Series B
     07-15-07                 9.13               10,000,000          10,450,000
MSX Intl
   Company Guaranty
     01-15-08                11.38               13,110,000          13,175,550
Oxford Automotive
   Company Guaranty Series B
     06-15-07                10.13               25,120,000          24,617,600
Penda
   Sr Nts Series B
     03-01-04                10.75                4,500,000           4,545,000
Venture Holdings Trust
   Sr Nts Series B
     07-01-05                 9.50                4,000,000           3,960,000
Total                                                                65,778,150

Banks and savings & loans (0.2%)
Alfa-Russia Finance
   (U.S. Dollar) Medium-term Nts Bank Guaranty
     07-28-00                10.38                5,000,000(c)          850,000
CEI Citicorp Holdings
   (Argentine Peso)
     02-14-07                11.25                5,000,000(c,e)      3,442,405
Wilshire Financial Services
     01-01-04                13.00               14,700,000(b)        2,940,000
   Series B
     08-15-04                13.00                8,500,000(b)        1,700,000
Total                                                                 8,932,405

Commercial finance (0.5%)
Advance Holdings
   Zero Coupon
     04-15-03                12.98                3,300,000(e,g)      1,947,000
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
11-01-07                     10.25               17,750,000(c)       15,531,250
Total                                                                17,478,250

Communications equipment & services (14.4%)
21st Century Telecom Group
   Zero Coupon Sr Disc Nts
     02-15-03                12.35               15,500,000(g)        6,510,000
American Cellular
   Sr Nts
     05-15-08                10.50               16,500,000(e)       16,335,000
AMSC Acquisition
   Company Guaranty Series B
     04-01-08                12.25                8,000,000           5,360,000
Bestel
   (U.S. Dollar) Zero Coupon
     05-15-01                12.75               11,400,000(c,e,g)    6,840,000
Birch Telecom
     06-15-08                14.00               14,000,000(e)       12,880,560
Caprock Communications
   Sr Nts Series B
     07-15-08                12.00               17,000,000          15,810,000
Celcaribe
     03-15-04                13.50                3,800,000(e)        6,773,500
   Sr Nts
     03-15-04                13.50                7,350,000           7,056,000
Comcast Cellular Holdings
   Sr Nts Series B
     05-01-07                 9.50               20,000,000          21,550,000
Crown Castle Intl
   Zero Coupon Sr Disc Nts
     11-15-02                 8.88               14,750,000(g)       10,103,750
CTI Holdings
   (U.S. Dollar) Zero Coupon Sr Nts
     04-15-03                11.50                9,450,000(c,g)      3,685,500
EchoStar Communications
   Zero Coupon Sr Disc Nts
     06-01-99                 7.95               12,000,000(g)       12,165,000
EchoStar Satellite Broadcasting
   Zero Coupon Sr Disc Nts
     03-15-00                11.81               30,500,000(g)       29,508,749
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
     12-15-07                11.50               11,000,000(c)       11,275,000
     06-15-08                10.88               17,000,000(c)       16,915,000
Facilicom Intl
   Sr Nts Series B
     01-15-08                10.50               $1,815,000          $1,506,450
GST Equipment Funding
   Sr Nts
     05-01-07                13.25                6,750,000           6,741,562
GST Telecom/GST Network Funding
   Zero Coupon Sr Disc Nts
     05-01-03                10.50               15,000,000(e,g)      7,331,250
GST Telecommunications
   Sr Sub Nts
     11-15-07                12.75                6,750,000           6,150,938
ICO Global Communications
     08-01-05                15.00               16,000,000          12,560,000
Iridium LLC/Capital
   Company Guaranty Series A
     07-15-05                13.00               10,000,000           9,100,000
   Company Guaranty Series C
     07-15-05                11.25                1,580,000           1,350,900
   Company Guaranty Series D
     07-15-05                10.88               11,200,000           9,464,000
IXC Communications
   Sr Sub Nts
     04-15-08                 9.00               15,500,000          15,655,000
Jordan Telecommunications Products
   Sr Nts Series B
     08-01-07                 9.88               25,950,000          25,560,749
   Zero Coupon Sr Disc Nts Series B
     08-01-00                 7.43               21,900,000(g)       17,027,250
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
     02-15-03                12.68               12,000,000(g)        6,120,000
Level 3 Communications
   Sr Nts
     05-01-08                 9.13               13,400,000          13,416,750
MJD Communications
   Sr Sub Nts Series B
     05-01-08                 9.50                4,300,000           4,364,500
Nextel Communications
   Zero Coupon Sr Disc Nts
     01-15-99                11.50               20,500,000(g)       19,603,125
     02-15-99                 8.00                9,500,000(g)        9,345,625
NEXTLINK Communications
   Sr Nts
     04-15-06                12.50               15,000,000          16,575,000
     11-15-08                10.75                8,750,000(e)        9,176,563
Northeast Optic Network
   Sr Nts
     08-15-08                12.75                8,000,000           7,700,000
NTL
   Zero Coupon Sr Nts Series B
     02-01-01                11.48               40,000,000(g)       31,599,999
Pathnet
   Sr Nts
     04-15-08                12.25               13,350,000          10,546,500
PhoneTel Technologies
   Sr Nts
     12-15-06                12.00               23,500,000(b)        6,815,000
Price Communications Cellular Holdings
   Sr Nts
     08-15-08                11.25               17,500,000          17,018,750
Poland Telecom
   (U.S. Dollar) Company Guaranty
     06-01-04                14.00                4,000,000(c)        2,120,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
     12-01-07                14.00               16,500,000(c)       15,510,000
RCN
   Zero Coupon Sr Disc Nts Series B
     02-15-03                 9.88               12,000,000(g)        6,600,000
Satelites Mexicanos
   (U.S. Dollar) Sr Nts
     11-01-04                10.13               10,000,000(c,e)      8,350,000
Talton Holdings
   Company Guaranty Sr Nts Series B
     06-30-07                11.00                7,600,000           7,201,000
Telehub Communications
   Zero Coupon
     07-31-01                10.32               12,000,000(e,g)      6,813,240
Triton Communications
   Zero Coupon Company Guaranty
     05-01-03                10.86               22,000,000(g)        9,790,000
Unisite
   Zero Coupon Sub Nts
     12-15-00                13.00                9,000,000(e,g,j)    9,925,200
Versatel Telecom
   (U.S. Dollar) Sr Nts
     05-15-08                13.25               16,600,000(c,e)     16,724,500
Vialog
   Company Guaranty
     11-15-01                12.75               21,600,000          17,496,000
Total                                                               548,027,910

Computers & office equipment (3.0%)
Anacomp
   Sr Sub Nts Series B
     04-01-04                10.88                8,500,000           8,733,750
Concentric Network
   Sr Nts
     12-15-07                12.75                5,600,000           5,432,000
Cooperative Computing
   Sr Sub Nts
     02-01-08                 9.00               20,250,000          18,275,625
Decisionone Holdings
   Zero Coupon
     08-01-02                 9.89                8,450,000(g)        2,112,500
Globix
   Sr Nts
     05-01-05                13.00               17,075,000          13,318,500
ISG Resources
     04-15-08                10.00               17,445,000          17,445,000
Learning
   Cv Sr Nts
     11-01-00                 5.50                2,500,000           2,390,625
PSINet
   Sr Nts
     11-01-08                11.50                6,500,000(e)        6,955,000
   Sr Nts Series B
     02-15-05                10.00               11,025,000          11,135,250
Read-Rite
   Sub Nts
     09-01-04                 6.50                4,375,000           3,133,594
Unisys
   Sr Nts Series B
     04-15-03                12.00                5,000,000           5,625,000
Verio
   Sr Nts
     04-01-05                10.38                7,000,000           7,035,000
     12-01-08                11.25               11,000,000(e)       11,440,000
Total                                                               113,031,844

Electronics (0.7%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
     05-15-07                 8.63               15,000,000(c,e)     10,753,923
Metromedia Fiber Network
   Sr Nts
     11-15-08                10.00               13,750,000(e)       14,265,625
Total                                                                25,019,548

Energy (4.9%)
Belco Oil & Gas
   Sr Sub Nts Series B
     09-15-07                 8.88               11,000,000          10,230,000
Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
     09-15-07                 8.75                8,500,000(c)        8,372,500
Clark R&M
   Sr Sub Nts
     11-15-07                 8.88               10,100,000           9,191,000
Costilla Energy
   Sr Nts
     10-01-06                10.25               16,250,000          14,218,750
Energy Corp of America
   Sr Sub Nts Series A
     05-15-07                 9.50                9,000,000           8,460,000
Forcenergy
   Sr Sub Nts
     11-01-06                 9.50                5,000,000           4,262,500
   Sr Sub Nts Series B
     02-15-07                 8.50                2,250,000           1,923,750
Houston Exploration
   Sr Sub Nts Series B
     01-01-08                 8.63                7,550,000           7,474,500
HS Resources
   Company Guaranty
     11-15-06                 9.25                4,250,000           4,138,438
   Sr Sub Nts
     12-01-03                 9.88                9,700,000           9,663,625
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
     11-01-04                11.75               15,750,000(c,e)      8,347,500
Lodestar Holdings
   (U.S. Dollar) Sr Nts
     05-15-05                11.50               18,350,000(c,e)     14,129,500
Michael Petroleum
   Sr Nts Series B
     04-01-05                11.50                6,000,000           5,040,000
Nuevo Energy
   Company Guaranty Series B
     06-01-08                 8.88               12,000,000          11,955,000
Ocean Energy
   Company Guaranty Series B
     07-01-08                 8.38               14,000,000          14,280,000
Panda Global Energy
   (U.S. Dollar) Company Guaranty
     04-15-04                12.50               24,500,000(c,e)     14,669,375
Rayovac
   Sr Sub Nts Series B
     11-01-06                10.25                6,114,000           6,434,985
Roil
   (U.S. Dollar)
     12-05-02                12.78                9,140,000(c,e)      2,285,000
Tatneft Finance
   (U.S. Dollar) Company Guaranty
     10-29-02                 9.00                3,800,000(c,e)        570,000
Tesoro Petroleum
   Company Guaranty Series B
     07-01-08                 9.00               14,250,000          13,911,563
Transamerica Energy
     06-15-02                11.50               13,960,000           5,584,000
   Zero Coupon
     06-15-99                17.58                9,600,000(g)        3,360,000
XCL
     05-01-04                13.50                8,000,000(e)        8,080,000
Total                                                               186,581,986

Energy equipment & services (1.4%)
Bayard Drilling
   Company Guaranty Series B
     06-30-05                11.00                6,300,000           6,874,875
Dailey Intl
   Company Guaranty Series B
     02-15-08                 9.50                9,000,000           4,050,000
DI Inds
   Sr Nts
     07-01-07                 8.88                6,000,000           4,807,500
Grant Geophysical
   Company Guaranty Series B
     02-15-08                 9.75                7,250,000           5,510,000
Grey Wolf
   Company Guaranty Series C
     07-01-07                 8.88                1,750,000           1,400,000
Northern Offshore ASA
   (U.S. Dollar) Company Guaranty
     05-15-05                10.00               21,000,000(c,e)     12,180,000
Plains Resources
   Company Guaranty Series D
     03-15-06                10.25                9,000,000           9,101,250
Pride Intl
   Sr Nts
     05-01-07                 9.38                4,450,000           4,361,000
Seven Seas Petroleum
   Sr Nts Series B
     05-15-05                12.50                8,000,000           6,310,000
Total                                                                54,594,625

Financial services (1.1%)
Arcadia Financial
   Sr Nts
     03-15-07                11.50               29,165,000          21,610,550
Gemini Inds
     12-23-01                13.50               13,500,000(j)       13,500,000
Tri Polyta Finance BV
   (U.S. Dollar) Company Guaranty
     12-01-03                11.38               20,000,000(c)        5,600,000
Total                                                                40,710,550

Food (2.1%)
Ameriserve Food Distributions
   Company Guaranty
     07-15-07                10.13                8,400,000           7,644,000
Aurora Foods
   Sr Sub Nts Series D
     02-15-07                 9.88               10,000,000          10,900,000
Chiquita Brands Intl
   Sr Nts
     01-15-04                 9.63                8,500,000           8,797,500
Daya Guna
   (U.S. Dollar) Company Guaranty
     06-01-07                10.00               10,325,000(c,e)      6,969,375
RAB Enterprises
   Sr Nts
     05-01-05                10.50                9,600,000(e)        8,856,000
SC Intl
     09-01-07                 9.25               17,650,000          18,003,000
Specialty Foods
   Sr Nts Series B
     08-15-01                10.25               15,000,000          12,825,000
Stroh Brewery
   Sr Sub Nts
     07-01-06                11.10               14,887,000           7,145,760
Total                                                                81,140,635

Furniture & appliances (0.2%)
Lifestyle Furnishings
   Company Guaranty
     08-01-06                10.88                6,500,000           7,150,000

Health care (0.2%)
Alaris Medical
   Zero Coupon Sr Disc Nts
     08-01-03                11.12               16,000,000(e,g)      8,800,000

Health care services (2.1%)
Abbey Healthcare Group
   Sr Sub Nts
     11-01-02                 9.50               20,750,000          18,675,000
Fountain View
   Company Guaranty Series B
     04-15-08                11.25                8,600,000           7,578,750
Magellan Health Services
   Sr Sub Nts
     02-15-08                 9.00               15,000,000          13,987,500
Oxford Health Plans
   Sr Nts
     05-15-05                11.00               11,500,000(e)       10,522,500
Paracelsus Healthcare
   Sr Sub Nts
     08-15-06                10.00               14,600,000          13,450,250
Physician Sales & Service
   Company Guaranty
     10-01-07                 8.50               15,250,000          15,898,125
Total                                                                80,112,125

Household products (0.3%)
Revlon Worldwide
   Zero Coupon Sr Disc Nts Series B
      03-15-01               10.94               14,000,000(f)        9,800,000

Industrial equipment & services (3.0%)
Clark Materials Handling
   Sr Nts Series D
     11-15-06                10.75               13,500,000          13,837,500
Day Intl Group
   Sr Nts Series B
     06-01-05                11.13                1,200,000           1,240,500
Goss Graphic Systems
   Sr Sub Nts
     10-15-06                12.00               14,000,000          13,370,000
Grove Holdings LLC/Capital
   Zero Coupon
     05-01-03                11.63                4,000,000(g)        1,880,000
Grove Inds
     05-01-10                14.50                2,901,549(e)        2,292,224
HDA Parts System
   Sr Sub Nts with Rights
     08-01-05                12.00                5,000,000(e)        4,600,000
Motor & Gears
   Sr Nts Series D
     11-15-06                10.75               30,500,000          31,567,500
Norcal Waste Systems
   Company Guaranty Series B
     11-15-05                13.50               20,300,000          22,862,875
Park-Ohio Inds
   Sr Sub Nts
     12-01-07                 9.25               15,000,000          15,225,000
Thermadyne Holdings
   Zero Coupon
     06-01-03                12.49               12,000,000(g)        5,640,000
Total                                                               112,515,599

Insurance (0.8%)
Americo Life
   Sr Sub Nts
     06-01-05                 9.25               15,000,000          15,281,250
Veritas Holdings
   (U.S. Dollar) Sr Nts
     12-15-03                 9.63               15,256,000(c)       15,256,000
Total                                                                30,537,250

Leisure time & entertainment (5.9%)
Affinity Group Holdings
   Sr Nts
     04-01-07                11.00                9,000,000           9,191,250
Coast Hotels & Casino
   Company Guaranty Series B
     12-15-02                13.00               19,800,000          21,705,750
Hammons (JQ) Hotels
   1st Mtge
     02-15-04                 8.88               12,000,000          11,100,000
Hollywood Theaters
   Company Guaranty
     08-01-07                10.63                5,950,000           5,057,500
Icon Health & Fitness
   Sr Sub Nts Series B
     07-15-02                13.00               12,500,000(b)        5,875,000
   Zero Coupon Sr Disc Nts Series B
     11-15-01                13.37               21,750,000(g)          217,500
Isle of Capri Casinos/Capital
   1st Mtge Series B
     08-31-04                13.00               16,250,000          17,103,125
Lodgenet Entertainment
   Sr Nts
     12-15-06                10.25               15,000,000          15,300,000
Premier Cruises
   Sr Nts
     03-15-08                11.00               11,000,000(b,e)      4,510,000
Premier Parks
   Sr Nts
     04-01-06                 9.25                8,300,000           8,725,375
Regal Cinemas
   Sr Sub Nts
     06-01-08                 9.50                8,000,000(e)        8,420,000
Riviera Holdings
   Company Guaranty
     08-15-04                10.00               11,000,000           9,253,750
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
     05-01-06                11.25               26,945,000          25,463,025
Trump Holdings & Funding
   Sr Nts
     06-15-05                15.50               28,050,000          27,699,375
United Artists Theatres
   Series A
     07-01-15                 9.30               13,367,368          12,264,560
   Sr Sub Nts Series B
     04-15-08                 9.75               10,000,000           9,600,000
Venetian Casino/LV Sands
   Company Guaranty
     11-15-99                10.00                6,000,000(h)        5,340,000
     11-15-04                12.25               15,105,000          14,538,563
Waterford Gaming/LLC
   Sr Nts
     11-15-03                12.75               12,771,000          13,792,680
Total                                                               225,157,453

Media (11.0%)
Adams Outdoor Advertising
   Sr Nts
     03-15-06                10.75               10,800,000          11,556,000
Adelphia Communications
   Sr Deb
     09-15-04                11.88                5,000,000           5,412,500
   Sr Nts Series B
     02-01-08                 8.38               19,500,000          20,036,250
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     11-01-00                14.99               17,900,000(b,c,g)      179,000
Australis Media
   (U.S. Dollar)
     11-01-00                14.00                5,587,791(c)        4,380,700
   (U.S. Dollar) Zero Coupon
     05-15-00                12.32               43,500,000(b,c,g)        4,350
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     05-15-00                13.83                  469,560(b,c,g)           47
Benedek Broadcasting
   Sr Nts
     03-01-05                11.88                2,500,000           2,725,000
Benedek Communications
   Zero Coupon Sr Disc Nts
     05-15-01                13.25                9,500,000(g)        7,030,000
Big City Radio
   Zero Coupon Company Guaranty
     03-15-01                11.40               10,000,000(g)        6,700,000
Cable Systems USA
     06-30-99                10.75                2,205,527(j)        2,183,471
Capstar Broadcasting
   Zero Coupon Sr Disc Nts
     02-01-02                 7.49                8,000,000(e,g)      6,580,000
CBS Radio
   Pay-in-kind Sub Deb
     01-15-09                11.38                9,475,300(i)       10,943,972
Central Euro Media
   (U.S. Dollar) Sr Nts
     08-15-04                 9.38               12,175,000(c)       10,079,457
Chancellor Media
   Sr Nts
     11-01-08                 8.00               50,000,000(e)       51,374,999
   Sr Sub Nts
      10-01-04                9.38                3,500,000           3,640,000
Coaxial Communications/Phoenix
   Company Guaranty
     08-15-06                10.00               10,000,000(e)       10,175,000
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
     12-05-08                10.63               15,000,000(c,e)     11,227,494
Golden Sky Systems
   Sr Sub Nts
     08-01-06                12.38               17,000,000(e)       17,148,750
Grupo Televisa
   (U.S. Dollar) Sr Nts
     05-15-06                11.88                3,250,000(c)        3,355,625
Jacor Communications
   Company Guaranty
     12-15-06                 9.75               19,000,000          21,042,500
James Cable Partners LP
   Sr Nts Series B
     08-15-04                10.75                3,550,000           3,745,250
Liberty Group Publishing
   Company Guaranty
     02-01-08                 9.38                7,500,000           7,078,125
MDC Communications
   (U.S. Dollar) Sr Sub Nts
     12-01-06                10.50               12,100,000(c)       12,342,000
OpTel
   Sr Nts Series B
     02-15-05                13.00               17,000,000          17,425,000
Outdoor Systems
   Company Guaranty
     10-15-06                 9.38               10,000,000          10,800,000
     06-15-07                 8.88               26,175,000          27,810,938
Paxson Communications
   Sr Sub Nts
     10-01-02                11.63               13,000,000          13,357,500
Pegasus Communications
   Series B
     07-01-05                12.50               15,400,000          16,863,000
   Sr Nts Series B
     10-15-05                 9.63                6,500,000           6,500,000
Price Communications Wireless
   Sr Nts
     12-15-06                 9.13               15,000,000(e)       15,600,000
   Sr Sub Nts
     07-15-07                11.75               10,000,000          10,875,000
Radio Unica
   Zero Coupon Sr Disc Nts
     08-01-02                11.74               13,000,000(e,g)      6,906,250
Sinclair Broadcast Group
   Sr Sub Nts
     12-15-07                 8.75                1,800,000           1,818,000
Spanish Broadcasting System
   Sr Nts
     06-15-02                12.50                4,000,000           4,360,000
   Sr Nts Series B
     03-15-04                11.00                3,150,000           3,307,500
Telemundo Holdings
   Zero Coupon Sr Disc Nts
     08-15-03                  .00               17,000,000(e,g)      9,860,000
Telewest Communications
   (U.S. Dollar) Sr Nts
     11-01-08                11.25                8,000,000(c,e)      9,120,000
   (U.S. Dollar) Zero Coupon
     10-01-00                10.90                7,000,000(c,g)      5,897,500
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
     03-01-02                10.00                9,450,000(c,i)     14,175,000
Viacom Intl
     07-01-03                 7.00               15,000,000          15,001,703
Total                                                               418,617,881

Metals (3.2%)
Bar Technologies
   Company Guaranty
     04-01-01                13.50               10,000,000(e)       10,700,000
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
     12-01-07                11.00               11,500,000(c)       10,522,500
EnviroSource
   Sr Nts
     06-15-03                 9.75               26,648,000          24,516,160
Great Central Mines
   (U.S. Dollar) Sr Nts
     04-01-08                 8.88               10,000,000(c)       10,150,000
Great Lakes Acquisition
   Zero Coupon Series B
     05-15-03                13.23                8,000,000(g)        3,840,000
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
     05-15-08                10.25                8,875,000(i)        8,963,750
Imexsa Export Trust
   (U.S. Dollar)
     05-31-03                10.13                9,609,759(c,e)      8,552,685
Maxxam Group Holdings
   Sr Nts Series B
     08-01-03                12.00               12,000,000          12,495,000
Neenah
   Sr Sub Nts
     05-01-07                11.13                3,700,000           3,857,250
NSM Steel
   Company Guaranty
     02-01-06                12.00               14,350,000(b)        3,731,000
     02-01-08                12.25               11,700,000(b)        1,755,000
Ormet
   Company Guaranty
     08-15-08                11.00               17,000,000(e)       16,235,000
Sheffield Steel
   1st Mtge Series B
     12-01-05                11.50               10,200,000           7,866,750
Total                                                               123,185,095

Miscellaneous (1.7%)
Bistro Trust
   Sub Nts
     12-31-02                 9.50               10,000,000(e)        9,516,000
Comforce Operating
   Sr Nts Series B
     12-01-07                12.00                9,000,000           9,225,000
ECM Funding LP
     06-10-02                11.92                1,576,169(j)        1,576,169
Knology Holdings
   Zero Coupon Sr Disc Nts
     10-15-02                12.24               11,000,000(g)        4,963,750
Outsourcing Solutions
   Sr Sub Nts Series B
     11-01-06                11.00               37,395,000          35,385,018
Purina Mills
   Sr Sub Nts
     03-15-10                 9.00                5,825,000           5,941,500
Total                                                                66,607,437

Multi-industry conglomerates (1.7%)
Communications & Power Inds
   Sr Sub Nts Series B
     08-01-05                12.00               10,000,000          10,537,500
Jordan Inds
   Zero Coupon Sr Sub Debs Series B
     04-01-02                11.75               17,692,251(g)       11,300,925
Pierce Leahy
   Sr Sub Nts
     07-15-06                11.13                5,433,000(e)        5,989,883
Pierce Leahy Command
   Company Guaranty
     05-15-08                 8.13               25,150,000          24,961,375
Prime Succession
   Sr Sub Nts
     08-15-04                10.75               10,000,000           9,562,500
Total                                                                62,352,183

Paper & packaging (5.5%)
APP Intl Finance
   (U.S. Dollar)
     10-01-05                11.75                4,500,000(c)        3,555,000
Bear Island LLC/Finance
   Sr Nts Series B
     12-01-07                10.00               12,500,000          12,500,000
Berry Plastics
   Sr Sub Nts
     04-15-04                12.25                3,250,000(e)        3,424,688
BPC Holdings
   Sr Nts Series B
     06-15-06                12.50               11,750,000          12,308,125
Crown Packaging
   Sr Sub Nts
     09-01-05                11.00               20,000,000          18,800,000
Doman Inds
   (U.S. Dollar)
     03-15-04                 8.75               10,500,000(c)        8,951,250
   (U.S. Dollar) Sr Nts Series B
     11-15-07                 9.25                3,500,000(c)        2,905,000
Gaylord Container
   Sr Nts
     06-15-07                 9.75               10,500,000          10,053,750
     02-15-08                 9.88               36,000,000          28,799,999
Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
     01-15-03                10.84                5,000,000(g)        3,350,000
Grupo Industrial Durango
   (U.S. Dollar)
     08-01-03                12.63                5,000,000(c)        4,562,500
Repap New Brunswick
   (U.S. Dollar) Sr Nts
     06-01-04                 9.00                5,450,000(c)        5,395,500
     04-15-05                10.63               33,000,000(c)       26,070,000
Riverwood Intl
   Company Guaranty
     08-01-07                10.63                5,500,000           5,665,000
     04-01-08                10.88               10,000,000           9,500,000
   Company Guaranty Sr Nts
     04-01-06                10.25               15,000,000          15,150,000
Silgan Holdings
     06-01-09                 9.00                8,250,000           8,250,000
   Pay-in-kind
     07-15-06                13.25                5,621,000(i)        6,084,733
Stone Container
   1st Mtge
     10-01-02                10.75                5,000,000           5,200,000
   Sr Nts
     08-01-16                12.58                9,000,000           9,393,750
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
     08-01-04                10.00               10,000,000(c)        6,250,000
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
     08-01-01                13.25                7,000,000(c)        5,180,000
Total                                                               211,349,295

Restaurants & lodging (0.7%)
American Restaurant Group
   Company Guaranty Series B
     02-15-03                11.50                9,000,000           8,426,250
Prime Hospitality
   Sr Sub Nts Series B
     04-01-07                 9.75               18,700,000          18,933,750
Total                                                                27,360,000

Retail (3.8%)
Advance Stores
   Sr Sub Nts
     04-15-08                10.25                5,500,000(e)        5,665,000
Amazon.com
   Zero Coupon Sr Disc Nts
     05-01-03                10.00               24,250,000(g)       16,641,563
CEX Holdings
   Sr Sub Nts
     06-01-08                 9.63               10,000,000(e)        9,600,000
Corporate Express
   Cv
     07-01-00                 4.50                5,000,000           4,418,750
Dairy Mart Convenience Stores
   Sr Sub Nts Series B
     03-15-04                10.25               24,950,000(j)       23,764,875
Maxim Group
   Company Guaranty Series B
     10-15-07                 9.25               12,500,000          12,515,625
Musicland Group
   Company Guaranty Series B
     03-15-08                 9.88               16,750,000          16,750,000
Pathmark Stores
   Sr Sub Nts
     05-01-03                 9.63                8,500,000           8,457,500
   Sub Nts
     06-15-02                11.63               18,000,000          18,090,000
Pueblo Xtra Intl
   Sr Nts Series C
     08-01-03                 9.50                9,410,000           9,174,750
Stater Brothers Holdings
   Sr Nts
     03-01-01                11.00               14,500,000          15,152,500
United Auto Group
   Sr Sub Nts Series A
     07-15-07                11.00                3,500,000           3,097,500
Total                                                               143,328,063

Textiles & apparel (2.0%)
Anvil Knitwear
   Sr Nts Series B
     03-15-07                10.88               14,000,000          11,917,500
Galey & Lord
   Company Guaranty
     03-01-08                 9.13                8,000,000           7,400,000
GFSI
   Sr Sub Nts Series B
     03-01-07                 9.63               13,000,000(e)       12,236,250
GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
     09-15-04                10.77               13,300,000(g)       11,571,000
Hosiery Corp of America
   Sr Sub Nts
     08-01-02                13.75               10,000,000          10,300,000
NTEX
   (U.S. Dollar) Sr Nts
     06-01-06                11.50                6,900,000(c,e)      6,624,000
Pillowtex
   Company Guaranty Sr Sub Nts Series B
     12-15-07                 9.00                5,000,000           5,225,000
Polysindo Intl Finance
   (U.S. Dollar) Company Guaranty
     06-15-01                13.00                2,000,000(c)          620,000
     06-15-06                11.38                7,900,000(c)        2,449,000
Steel Heddle Group
   Sr Sub Nts
     06-01-08                10.63                4,600,000(e)        3,795,000
   Zero Coupon
     06-01-03                13.75                6,200,000(e,g)      2,619,500
Total                                                                74,757,250

Transportation (1.4%)
American Architectural
   Company Guaranty
     12-01-07                11.75               10,000,000           8,200,000
Autopistas Del Sol
   (U.S. Dollar) Sr Nts
     08-01-09                10.25               13,500,000(c,e)      9,888,750
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
     05-01-08                 8.88               19,750,000(c)       17,502,758
Global Ocean Carriers
   Sr Nts
     07-15-07                10.25               13,500,000           8,370,000
Greater Beijing Expressway
   (U.S. Dollar) Sr Nts
     06-15-04                 9.75                3,500,000(c,e)      1,855,000
     06-15-07                10.00                5,000,000(c,e)      2,500,000
Trico Marine Services
   Company Guaranty Sr Nts Series F
     08-01-05                 8.50                5,000,000           4,550,000
Total                                                                52,866,508

Utilities -- electric (0.6%)
Espirito Santo Centrais
   (U.S. Dollar)
     07-15-07                10.00                9,000,000(c)        6,715,870
Midland Funding
   Series A
     07-23-05                11.75                3,500,000           4,029,375
   Series B
     07-23-06                13.25               10,500,000          12,744,375
Total                                                                23,489,620

Utilities -- gas (0.5%)
Bellwether Exploration
   Sr Nts
     04-01-07                10.88                9,000,000           9,056,250
Empire Gas
   Sr Nts
     07-15-99                 7.00               11,350,000(h)        8,356,438
Total                                                                17,412,688

Utilities -- telephone (7.7%)
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
     02-15-03                12.00               30,450,000(g)       15,072,750
CCPR Services
   Company Guaranty
     02-01-07                10.00               26,850,000          26,581,500
Colt Telecommunications Group
   (U.S. Dollar) Zero Coupon
     12-15-01                12.00                8,500,000(c,g)      6,715,000
Geotek Communications
   Cv Sr Sub Nts
     02-15-01                12.00                4,135,000(b)            5,169
Grupo Iusacell
   (U.S. Dollar)
     07-15-04                10.00                4,550,000(c)        3,913,000
Hyperion Telecommunications
   Sr Nts Series B
     09-01-04                12.25               14,000,000          14,560,000
   Zero Coupon Sr Disc Nts Series B
     04-15-01                15.61                2,250,000(g)        1,665,000
Intermedia Communications
   Sr Nts Series B
     11-01-07                 8.88               11,025,000          10,914,750
     06-01-08                 8.60                2,400,000           2,340,000
   Zero Coupon Sr Disc Nts Series B
     07-15-02                10.65               22,375,000(g)       15,886,250
ITC Deltacom
   Sr Nts
     06-01-07                11.00                9,457,000          10,308,130
     03-01-08                 8.88               17,250,000          17,077,499
     11-15-08                 9.75                4,500,000(e)        4,753,125
McLeod USA
   Sr Nts
     03-15-08                 8.38                7,680,000           7,718,400
Metrocall
   Sr Sub Nts
     10-01-07                10.38               13,750,000          14,162,500
MetroNet Communications
   (U.S. Dollar) Sr Nts
     08-15-07                12.00                8,750,000(c)        9,668,750
     11-01-08                10.63                5,200,000(c,e)      5,590,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
     11-01-02                10.74                8,300,000(c,g)      5,146,000
     06-15-03                 9.95               16,000,000(c,g)     10,080,000
Omnipoint Communications
   Sr Nts
     02-17-06                 8.56               16,965,195(e,h)     14,717,307
     08-15-06                11.63               24,100,000          15,906,000
Panamsat Intl Systems
   Pay-in-kind
     04-15-05                12.75                    4,000(i)            4,570
Peoples Telephone
   Sr Nts
     07-15-02                12.25               14,250,000          15,710,625
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
     03-06-07                 7.85               15,000,000(c,e)     13,000,020
Primus Telecommunications Group
   Sr Nts
     08-01-04                11.75               11,550,000          12,040,875
   Sr Nts Series B
     05-15-08                 9.88               10,000,000           9,450,000
Pronet
   Sr Sub Nts
     06-15-05                11.88               19,350,000          20,462,625
RSL Communications
   (U.S. Dollar) Company Guaranty
     11-15-06                12.25               10,167,000(c)       10,828,351
Total                                                               294,278,196

Total bonds
(Cost: $3,574,322,278)                                           $3,248,057,724


See accompanying notes to investments in securities.

Common stocks (0.7%)

Issuer                                              Shares             Value(a)

Arena Brands                                        111,111(b,j)     $2,388,887
Communications & Power Inds                           3,500(b)          525,000
Concentric Network                                  100,000(b)        2,837,500
Core Capital                                        222,223(j)        2,844,454
EchoStar Satellite Broadcasting                     150,000(b)        5,821,875
Foodmaker                                            21,000(b)          406,875
Gaylord Container Cl A                            1,000,000(b)        5,250,000
Global TeleSystems Group                            107,700(b)        4,674,853
Nextel Communications Cl A                           41,056(b)          882,704
OpTel                                                17,000(b,e)         68,000
Pegasus Communications                               16,923(b)          283,460
Specialty Foods                                     300,000(b)            6,000

Wilshire Real Estate Investment Trust               140,000             472,500
Wireless One                                         25,000(b)            9,375

Total common stocks
(Cost: $26,415,197)                                                 $26,471,483


Preferred stocks & other (10.0%)
Issuer                                              Shares             Value(a)

21st Century Telecom Group
   13.75% Pay-in-kind                                 2,787(b,i)     $1,811,550
   Warrants                                           2,600              78,000
Allegiance Telecom
   Warrants                                          30,450              60,900
American Mobile Satellite
   Warrants                                           8,000              40,000
American Restaurant Group
   12.00% Pay-in-kind Series B                        3,500(b,i)      3,500,000
   Warrants                                           3,500                  35
American Telecasting
   Warrants                                          85,225                 852
APP Finance II Mauritius Cl B
   12.00%                                            22,600(c)       13,729,500
Australis Holdings
   Warrants                                          13,400(c)              134
Bar Technologies
   Warrants                                          10,000(d)          550,000
Belco Oil & Gas
   6.50% Cv                                         210,000           3,018,750
Bell Technology
   Warrants                                          17,075             170,750
Benedek Communications
   Warrants                                          70,000             140,000
Capstar Broadcasting
   12.00% Pay-in-kind Exchangeable                   45,000(b,i)      5,175,000
Celcaribe
   Warrants                                       1,195,110           3,137,164
Century Maintenance
   13.25% Pay-in-kind                               120,000(b,e,i)   12,120,000
Chesapeake Energy
   7.00% Cv                                          33,300             549,450
Clark Materials Handling
   13.00%                                             6,706(b)        5,264,210
Clearnet Communications
   Warrants                                          42,240             274,560
Communications & Power Inds
   14.00% Pay-in-kind Series B                      186,202(b,i)     20,342,570
Concentric Network
   13.50% Pay-in-kind Series B                       11,857(b,i)      9,959,880
   Warrants                                           5,600             672,000
Core Capital
   10.00% Cv Series A/I                             222,223(j)        4,633,350
Crown Packaging
   Warrants                                          10,000               1,000
CSC Holdings
   11.13% Pay-in-kind Series M                      312,447(b,i)     35,150,287
   11.75% Pay-in-kind Series H                      141,814(b,i)     16,450,425
Dairy Mart Convenience Stores
   Warrants                                         311,333(e)          158,780
Earthwatch
   12.00% Cv Series C                               700,000(b,e)        875,000
EchoStar Communications
   12.13% Pay-in-kind Series B                       13,934(i)       14,735,205
Fairfield Mfg
   11.25% Pay-in-kind                                12,880(i)       12,236,000
Geotek Communications
   Warrants                                         872,500(k)               --
Global Crossing Holdings
   10.50% Pay-in-kind                                80,000(b,e,i)    8,020,000
HarCor Energy
   Warrants                                         110,000              55,000
Hemmeter Enterprises
   Warrants                                          36,000(k)               --
Hosiery Corp of America
   Warrants                                          10,000             400,000
Hyperion Telecommunications
   12.88% Pay-in-kind Series B                        5,117(b,i)      4,221,525
Intermedia Communications
   7.00% Cv Series F                                240,000(b)        3,870,000
   13.50% Pay-in-kind Series B                      130,800(b,i)     13,766,699
   Warrants                                          22,750           1,070,615
Intl Wireless Communications
   Warrants                                          14,750                 148
Iridium World Communications
   Warrants                                          17,150           2,658,250
IXC Communications
   12.50% Pay-in-kind Series B                        5,238(b,i)      5,565,375
Jitney-Jungle Stores of America Cl A
   15.00%                                           109,500(b)       14,454,000
Kelley Oil & Gas
   2.63% Cv                                         262,500           3,740,625
KMC Telecom Holdings
   Warrants                                          12,000              37,500
Knology Holdings
   Warrants                                          11,000              27,500
Lady Luck Gaming
   Pay-in-kind                                       50,000(i,j)      1,750,000
Liberty Group Publishing
   14.75% Cv                                        496,217(b)       12,405,425
MetroNet Communications
   Warrants                                           8,750             396,995
Nakornthai Strip Mill
   Warrants                                       7,407,184(c)                7
Nebco Evans Holdings
   11.25% Pay-in-kind                               122,882(b,i)      6,512,746
Nextel Communications
   11.13% Pay-in-kind Series E                        7,065(b,i)      6,217,200
   Warrants                                          18,902(k)                --
NTL
   13.00% Pay-in-kind Series B                       24,246(b,e,i)   25,094,609
Pagemart Nationwide
   Warrants                                          50,750             247,406
Pathnet
   Warrants                                          13,350             133,500
Paxson Communications
   12.50% Pay-in-kind Exchangeable                  217,090(b,i)     19,700,918
Pegasus Communications
   12.75% Pay-in-kind                                62,500(b,i)      6,546,875
   12.75% Pay-in-kind Series A                        2,499(b,i)      2,573,970
Poland Telecom
   Warrants                                          20,500(c)          660,040
Price Communications
   Warrants                                          41,280           1,238,400
Primus Telecommunications Group
   Warrants                                          11,550             231,000
RSL Communications
   Warrants                                           9,500             902,500
SFX Broadcasting
   12.63% Pay-in-kind Series E                       60,722(i)        7,286,640
SGW Holdings
   12.50% Pay-in-kind Series B                      127,978(b,i,j)    2,175,626
   Cv Series A                                       87,091(j)          899,940
   Warrants                                           2,750(j)          870,375
Sinclair Capital
   11.63%                                           140,000          15,172,500
TransDigm
   Warrants                                          11,195(j)       11,194,642
Unifi Communications
   Warrants                                          10,000                $100
Unisite
   Warrants                                           4,504(j,k)             --
Unisite Cl C                                          5,938(j)        2,935,985
Versatel Telecom
   Warrants                                          11,000(c)          137,500
Vialog
   Warrants                                          21,600             280,800
Warren (SD)
   14.00% Series B                                  557,430(b)       31,216,080
Wireless One
   Warrants                                          23,250                 233

Total preferred stocks & other
(Cost: $391,714,460)                                               $379,504,601

See accompanying notes to investment in securities

Short-term securities (2.4%)
Issuer                      Annualized                Amount           Value(a)
                         yield on date            payable at
                           of purchase              maturity

U.S. government agencies (0.8%)
Federal Home Loan Mtge Corp Disc Nts
     12-15-98                 4.99%              $4,600,000          $4,591,109
     12-17-98                 4.85               16,100,000          16,065,402
Federal Natl Mtge Assn Disc Nt
     12-18-98                 5.01                9,800,000           9,776,954
Total                                                                30,433,465

Commercial paper (1.5%)
Associates Corp North America
     01-14-99                 5.35                6,400,000           6,356,707
BMW US Capital
     12-15-98                 5.15                6,500,000           6,487,033
General Electric Capital
     12-01-98                 5.45                8,900,000           8,900,000
GTE Funding
     12-01-98                 5.19                9,000,000           9,000,000
Intl Lease Finance
     12-16-98                 5.16                3,800,000           3,791,862
Natl Rural Utilities
     12-17-98                 5.20               10,100,000          10,076,747
Pioneer Hi-Bred
     12-07-98                 5.10                2,500,000           2,497,888
     12-08-98                 5.21                6,100,000           6,093,832
Reed Elsevier
     12-07-98                 5.15                3,300,000(l)        3,297,179
Sysco
     12-18-98                 5.10                2,100,000(l)        2,094,982
Total                                                                58,596,230

Letter of credit (0.1%)
Bank of America-
AES Hawaii
     12-10-98                 4.96                3,000,000           2,996,288

Total short-term securities
(Cost: $92,027,817)                                                 $92,025,983

Total investments in securities
(Cost: $4,084,479,752)(m)                                        $3,746,059,791


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1998, the value of foreign securities represented 13.53% of net assets.

(d) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(i) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(j)  Identifies issues considered to be illiquid as to their  marketability
     (see Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1998, is as follows:

     Security                                    Acquisition dates         Cost

     Arena Brands
      Common                                              06-20-97  $ 5,888,888
     Cable Systems USA
      10.75% 1999                                         02-05-96    2,124,518
     Core Capital
      Common                                              10-31-97    4,444,460
      Preferred 10.00% Cv Series A/I                      10-31-97    5,555,575
     Dairy Mart Convenience Stores
      Sr Sub Nts Series B 10.25% 2004       11-29-95 thru 10-22-96    5,744,975
     ECM Funding LP
      11.92% 2002                                         04-14-92    1,576,168
     Gemini Inds
      13.50% 2001                                         12-23-96   13,500,000
     Lady Luck Gaming
      Preferred Pay-in-kind                               11-20-98    1,750,000
     SGW Holdings
      Preferred 12.50% Pay-in-kind Series B 08-15-97 thru 11-02-98    2,189,268
      Preferred Cv Series A                               08-15-97      899,998
      Warrants                                            08-15-97      867,900
     TransDigm
      Warrants                              09-03-93 thru 05-08-96    1,027,805
     Unisite
      Preferred Cl C                                      12-17-97    2,750,066
      Warrants                                            12-17-97           --
      Zero Coupon Sub Nts 13.00% 2000*                    12-18-97    9,000,000
     Veninfotel
      (U.S. Dollar) Cv Pay-in-kind 10.00% 200203-05-97 thru 11-03-98  9,450,000

     *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k)  Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $4,083,533,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $130,728,000
     Unrealized depreciation                                       (468,201,000)
                                                                   ------------
     Net unrealized depreciation                                  $(337,473,000)

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
(identified cost $1,516,912,022)                                 $1,614,439,961
Dividends and accrued interest receivable                            23,308,184
Receivable for investment securities sold                            21,072,424
                                                                     ----------
Total assets                                                      1,658,820,569
                                                                  -------------


Liabilities
Disbursements in excess of cash on demand deposit                       327,736
Accrued investment management services fee                               68,980
Other accrued expenses                                                   49,369
Options contracts written, at value
(premium received $1,427,252) (Note 4)                                1,686,000
                                                                      ---------
Total liabilities                                                     2,132,085
                                                                      ---------
Net assets                                                       $1,656,688,484
                                                                 ==============

See accompanying notes to financial statements.

Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Dividends                                                           $   403,750
Interest                                                             55,119,268
                                                                     ----------
Total income                                                         55,523,018
                                                                     ----------

Expenses (Note 2):
Investment management services fee                                    4,188,850
Compensation of board members                                             5,846
Custodian fees                                                           46,051
Audit fees                                                               15,000
Other                                                                    10,748
                                                                         ------
Total expenses                                                        4,266,495
 Earnings credits on cash balances (Note 2)                              (1,406)
                                                                         ------
Total net expenses                                                    4,265,089
                                                                      ---------
Investment income (loss)-- net                                       51,257,929
                                                                     ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                      9,056,819
  Financial futures contracts                                          (714,219)
  Options contacts written                                              342,500
                                                                        -------
Net realized gain (loss) on investments                               8,685,100
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies   9,636,060
                                                                      ---------
Net gain (loss) on investments and foreign currencies                18,321,160
                                                                     ----------
Net increase (decrease) in net assets resulting from operations     $69,579,089
                                                                    ===========

See accompanying notes to financial statements.

Statements of changes in net assets
Quality Income Portfolio

                                                 Nov. 30, 1998     May 31, 1998
                                              Six months ended       Year ended
                                                    (Unaudited)

Operations
Investment income (loss)-- net                    $  51,257,929  $  105,079,943
Net realized gain (loss) on investments               8,685,100      (2,535,432)
Net change in unrealized appreciation
 (depreciation) on investments and on
 translation of assets and liabilities
 in foreign currencies                                9,636,060      59,167,525
                                                      ---------      ----------
Net increase (decrease) in net assets
resulting from operations                            69,579,089     161,712,036
Net contributions (withdrawals) from partners       (19,807,045)   (170,449,665)
                                                    -----------    ------------
Total increase (decrease) in net assets              49,772,044      (8,737,629)
Net assets at beginning of period (Note 1)        1,606,916,440   1,615,654,069
                                                  -------------   -------------
Net assets at end of period                      $1,656,688,484  $1,606,916,440
                                                 ==============  ==============

See accompanying notes to financial statements.

Notes to Financial Statements
Quality Income Portfolio

(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1998, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1998 was $12,260,769 representing 0.74% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $1,406 as a result of earnings credit from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $187,464,335 and $223,205,768, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 12%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $30,661 for the six months ended Nov. 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                                 Six months ended Nov. 30, 1998

                                                           Calls

                                            Contracts                  Premium

Balance May 31, 1998                               --             $          --
Opened                                          1,050                 1,769,752
Expired                                          (250)                 (342,500)
Balance Nov. 30, 1998                             800                $1,427,252

See "Summary of significant accounting policies."

Investments in Securities

Quality Income Portfolio
Nov. 30, 1998 (Unaudited)

(Percentages represent value of investment compared to net assets)

Bonds (92.3%)
Issuer                      Coupon                Principal            Value(a)
                             rate                   amount

Government obligations (34.4%)
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
     01-15-09                 6.99%             $10,000,000         $10,591,300
People's Republic of China
   (U.S. Dollar)
     01-15-96                 9.00               10,000,000(b)       10,686,941
Resolution Funding Corp
   Zero Coupon
     01-15-06                 8.94               25,000,000(c)       17,498,953
     10-15-06                 8.95               68,000,000(c)       46,019,374
     01-15-14                 8.21               48,000,000(c)       20,635,555
     07-15-14                 8.27               10,000,000(c)        4,180,758
     04-15-16                 8.05               47,000,000(c)       17,492,972
U.S. Treasury
     07-31-99                 6.88               60,000,000          60,844,253
     02-15-00                 5.88               25,000,000          25,356,210
     08-15-00                 6.00               11,400,000          11,656,267
     11-15-01                 7.50              109,000,000         117,546,058
     02-15-04                 5.88                8,000,000           8,474,460
     05-15-04                 7.25               25,000,000          28,035,908
     08-15-04                 7.25               26,800,000          30,154,818
     11-15-16                 7.50              105,395,000         132,037,644
     11-15-21                 8.00               15,000,000(j)       20,242,638
   TIPS
     01-15-07                 3.38                8,050,000(l)        8,092,538
Total                                                               569,546,647

Mortgage-backed securities (8.9%)
Federal Home Loan Mtge Corp
     07-01-16                 8.00                     $436                $452
     01-01-17                 8.00                    4,877               5,057
     03-01-17                 8.50                  133,624             140,346
     06-01-17                 8.50                  108,270             113,987
     04-01-20                 9.00                1,893,044           2,000,115
     04-01-21                 9.00                1,243,454           1,316,892
     03-01-22                 8.50                2,960,149           3,118,340
     08-01-22                 8.50                2,681,251           2,809,441
     06-01-24                 7.50               11,277,571          11,591,200
     02-01-25                 8.00                5,515,131           5,711,580
   Collateralized Mtge Obligation
     09-01-19                 8.50                  186,487             196,102
Federal Housing Admin
     01-01-24                 7.43                8,826,851           9,342,671
Federal Natl Mtge Assn
     11-01-02                10.00                       97                 101
     10-01-23                 6.50                9,668,282           9,737,797
     11-01-26                 8.00                8,676,297           8,982,657
     04-01-27                 7.50               10,427,629          10,717,620
     06-01-27                 7.50               12,922,432          13,281,805
     07-01-27                 8.00                9,583,283           9,923,028
     08-01-27                 7.50                   57,622              59,225
     09-01-28                 6.00               14,847,201          14,652,405
   Collateralized Mtge Obligation
     10-25-19                 8.50                1,448,659           1,590,622
     01-25-21                 8.00                  614,815             612,909
   Principal Only
     09-01-18                 9.50                  653,532(e)          580,607
     01-25-20                 9.89                  789,961(e)          766,813
   Trust Series Z
     02-25-24                 6.00               22,477,520(d)       20,968,603
Govt Natl Mtge Assn
     07-15-24                 8.00                  393,204             409,424
     10-15-24                 9.00                   91,090              97,153
     02-15-25                 9.00                      458                 489
     05-15-26                 7.50               15,200,625          15,699,357
Prudential Bache
   Collateralized Mtge Obligation
     04-01-19                 7.97                2,631,060           2,708,567
Total                                                               147,135,365

Automotive & related (1.4%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
     09-15-06                 7.38               14,000,000          15,632,929
General Motors
     05-15-03                 8.88                7,050,000           7,965,758
Total                                                                23,598,687

Banks and savings & loans (9.5%)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
     05-15-23                 7.75               12,000,000(b)       13,016,186
Banco General
   (U.S. Dollar)
     08-01-02                 7.70                6,400,000(b,g)      6,182,499
BankAmerica
   Sub Nts Series B
     12-31-26                 7.70                5,000,000(g)        5,349,738
BankBoston Capital
   Company Guaranty Series B
     12-15-26                 8.25                5,000,000           5,362,343
Bayerische Landesbank
   (U.S. Dollar) Deposit Nts
     02-26-01                 5.63               13,750,000(b)       13,896,297
Cullen/Frost Capital
   Series A
     02-01-27                 8.42               10,000,000          10,785,420
Dao Heng Bank
   (U.S. Dollar) Sub Nts
     01-24-07                 7.75                7,000,000(b,g)      5,591,250
First Chicago
   Sr Sub Nts
     06-15-99                 9.00                7,900,000           8,056,888
Firstar Capital
   Company Guaranty Series B
     12-15-26                 8.32               10,000,000          11,119,059
Greenpoint Bank
   Sr Nts
     07-15-02                 6.70               15,000,000          15,319,651
Korea Development Bank
   (U.S. Dollar)
     05-15-06                 7.25                4,600,000(b)        3,913,908
Morgan (JP)
   Sr Sub Medium-term Nts Series A
     02-15-12                 4.00                9,350,000(h)        8,369,279
NationsBank
   Sub Nts
     11-01-01                 9.25                8,950,000           9,919,392
NCNB
   Sub Nts
     10-15-01                 9.13               10,000,000          11,073,876
Swiss Bank
   Sub Deb
     09-01-26                 7.75               11,369,000          12,831,275
US Bancorp
   Sub Nts
     09-15-07                 6.88                8,550,000           9,156,375
Washington Mutual Capital
   Company Guaranty
     06-01-27                 8.38                5,800,000(g)        6,528,109
Total                                                               156,471,545

Building materials & construction (1.0%)
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
     06-15-05                 6.38               17,000,000(b)       17,140,342

Chemicals (1.6%)
Dow Chemical
     09-15-21                 8.85               10,000,000          12,786,032

USA Waste Services
   Sr Nts
     10-01-07                 7.13               11,900,000          12,907,625
Total                                                                25,693,657

Communications equipment & services (1.7%)
BellSouth Telecommunications
     12-01-95                 7.00               10,000,000          11,161,295
TCI Telecommunications
   Sr Nts
     02-15-28                 7.13               10,000,000          10,928,370
Telekom Malaysia
   (U.S. Dollar)
     08-01-25                 7.88               10,000,000(b,g)      6,874,300
Total                                                                28,963,965

Computers & office equipment (0.3%)
Hewlett-Packard
   Zero Coupon Cv Sub Nts
     10-15-17                 3.13               10,000,000(c,g)      5,425,000

Electronics (0.7%)
Harris
     12-01-18                10.38                3,900,000           4,113,771
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
     05-15-07                 8.63               10,800,000(b,g)      7,742,825
Total                                                                11,856,596

Energy (3.9%)
PDV America
   Sr Nts
     08-01-03                 7.88               16,500,000          15,487,908
Perez Companc
   (U.S. Dollar)
     07-15-07                 8.13                5,000,000(b,g)      4,476,861
Petronas
   (U.S. Dollar)
     08-15-15                 7.75               10,000,000(b)        7,586,299
Phillips Petroleum
     03-15-28                 7.13               12,000,000          12,617,083
Texaco Capital
   Gtd Deb
     03-01-43                 7.50               12,000,000          13,638,127
USX-Marathon Group
     05-15-22                 9.38                9,200,000          10,939,877
Total                                                                64,746,155

Energy equipment & services (0.4%)
Foster Wheeler
     11-15-05                 6.75                5,850,000           5,859,327

Financial services (3.2%)
GMAC
   Medium-term Nts
     03-01-00                 7.00               14,300,000          14,561,553
Greyhound Financial
   Medium-term Nts Series A
     07-02-99                 7.95                9,600,000           9,740,701
KFW Intl Finance
   (U.S. Dollar) Medium-term Nts
     12-15-99                 8.50               10,000,000(b)       10,307,187
Railcar Leasing
     01-15-13                 7.13               12,150,000(g)       13,292,991
Salomon
   Sr Nts
     05-15-00                 7.75                5,000,000           5,143,999
Total                                                                53,046,431

Food (0.1%)
Gruma
   (U.S. Dollar) Sr Nts
     10-15-07                 7.63                2,000,000(b)        1,830,693

Health care (1.6%)
Baxter Intl
     02-15-28                 6.63               12,000,000          12,516,380
Lilly (Eli)
     01-01-36                 6.77               13,300,000          14,353,770
Total                                                                26,870,150

Health care services (2.7%)
AETNA Services
     08-15-03                 6.38               13,650,000          14,084,257
HEALTHSOUTH
     06-15-08                 7.00               15,000,000          14,233,275
Service Corp Intl
     03-15-08                 6.50               15,350,000          15,626,156
Total                                                                43,943,688

Industrial equipment & services (1.6%)
ARAMARK Services
     08-01-04                 6.75               15,000,000          15,075,045
Deere & Co
     06-15-19                 8.95               10,000,000          12,232,682
Total                                                                27,307,727

Insurance (4.7%)
American United Life Insurance
     03-30-26                 7.75               11,175,000(k)       12,260,769
Arkwright CSN Trust
     08-15-26                 9.63               11,000,000(g)       13,161,402
Conseco Financing Trust
   Company Guaranty
     11-15-26                 8.70                6,600,000           6,870,035
Equitable Life Assurance
     12-01-15                 7.70                5,000,000(g)        5,386,187
Nationwide CSN Trust
     02-15-25                 9.88               11,500,000(g)       14,343,346
SAFECO Capital
   Company Guaranty
     07-15-37                 8.07               15,000,000          15,456,299
SunAmerica
     02-01-12                 9.95                8,000,000          10,431,869
Total                                                                77,909,907

Media (0.9%)
Time Warner Entertainment
   Sr Nts
     07-15-33                 8.38               12,000,000          14,904,427

Metals (0.6%)
Alcan Aluminum
   (U.S. Dollar)
     01-15-22                 8.88                9,600,000(b)       10,675,063

Miscellaneous (0.7%)
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
     05-30-11                 8.48                3,022,740(b,g)      2,176,373
Provident Companies
   Sr Nts
     03-15-28                 7.25               10,027,000          10,061,817
Total                                                                12,238,190

Multi-industry conglomerates (0.7%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
     08-01-27                 7.50               14,025,000(b,g)     11,724,499

Retail (1.9%)
Dayton Hudson
     06-15-23                 7.88               18,850,000          20,535,233
Wal-Mart CRAVE Trust
     07-17-06                 7.00               10,280,161(g)       10,675,845
Total                                                                31,211,078

Transportation (1.2%)
Burlington Northern Santa Fe
     12-15-25                 7.00               10,000,000          10,308,455
Enterprise Rent-A-Car USA Finance
     02-15-08                 6.80               10,000,000           9,818,000
Total                                                                20,126,455

Utilities -- electric (4.6%)
AEP Generating
   Series F
     12-07-22                 9.82                4,968,432           5,341,950
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
     12-30-15                 8.00                9,000,000          10,300,981
Cajun Electric Power
   Mtge Trust
     03-15-19                 8.92                4,960,000           5,253,962
Commonwealth Edison
   1st Mtge
     04-15-00                 6.50                9,000,000           9,163,602
Indiana & Michigan Power
   Sale Lease-backed Obligation Series F
     12-07-22                 9.82                4,968,426           5,341,944
Israel Electric
   (U.S. Dollar) Sr Nts
     12-15-26                 7.88                9,000,000(b,g)      9,098,190
Korea Electric Power
   (U.S. Dollar)
     07-01-02                 8.00                9,000,000(b)        8,205,230
   (U.S. Dollar) Zero Coupon
     04-01-16                10.07               35,000,000 (b,f)     3,382,719
Salton Sea Funding
   Series C
     05-30-10                 7.84               10,000,000          11,115,897
Wisconsin Electric Power
     12-01-95                 6.88                8,000,000           8,499,684
Total                                                                75,704,159

Utilities -- telephone (4.0%)
AT&T
     01-15-25                 8.35                5,000,000           5,790,366
     12-01-31                 8.63               10,000,000          11,211,080
GTE
     11-01-20                10.25                6,050,000           6,739,168
GTE Florida
     02-01-28                 6.86               12,450,000          13,426,500
New York Telephone
     07-15-31                 9.38               14,000,000          15,908,011
WorldCom
   Sr Nts
     08-15-28                 6.95               12,000,000          12,921,365
Total                                                                65,996,490

Total bonds
(Cost: $1,432,950,804)                                           $1,529,926,243

See accompanying notes to investment in securities.

Preferred stock (0.5%)
Issuer                                              Shares           Value(a)

Salomon Income Financing Trust
   2.38%  2026                                      340,000          $9,052,500

Total preferred stock

(Cost: $8,500,000)                                                   $9,052,500

See accompanying notes to investment in securities.

Short-term securities (4.6%)
Issuer                    Annualized                Amount             Value(a)
                        yield on date            payable at
                         of purchase              maturity

U.S. government agencies (1.8%)
Federal Home Loan Mtge Corp Disc Nts
   12-10-98                   4.83%              $8,800,000          $8,789,418
   12-17-98                   5.07                8,900,000           8,880,024
   12-22-98                   4.82                7,400,000           7,379,237
Federal Natl Mtge Assn Disc Nt
   12-18-98                   5.01                3,400,000           3,392,004
Total                                                                28,440,683

Commercial paper (2.8%)
BMW US Capital
   12-18-98                   4.88                3,800,000           3,791,261
CAFCO
   12-30-98                   4.92                2,100,000(i)        2,091,711
Ciesco LP
   12-08-98                   5.11                5,200,000           5,194,863
Daimler-Benz
   12-02-98                   5.15                7,000,000           6,999,003
Natl Rural Utilities
   12-08-98                   5.05                6,300,000           6,293,838
NBD Bank Canada
   12-30-98                   4.91                3,800,000           3,785,031
Paccar Financial
   12-03-98                   5.17                2,200,000           2,199,371
Pioneer Hi-Bred
   12-02-98                   5.21                  500,000             499,928
   12-08-98                   5.21                4,400,000           4,395,551
Reed Elsevier
   12-07-98                   5.15                1,900,000(i)        1,898,376
   12-15-98                   5.17                4,400,000(i)        4,391,187
Sysco
   12-18-98                   5.10                1,600,000(i)        1,596,177
Xerox
   12-31-98                   4.87                3,900,000           3,884,238
Total                                                                47,020,535

Total short-term securities
(Cost: $75,461,218)                                                 $75,461,218

Total investments in securities
(Cost: $1,516,912,022)(m)                                        $1,614,439,961

See accompanying notes to investments in securities.

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Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1998, the value of foreign securities represented 9.33% of net assets.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(e) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At Nov. 30, 1998, securities valued at $13,495,092 were held to cover open call options written as follows:

     Issuer                         Shares    Exercise   Expiration     Value(a)
                                                price       date

     U.S. Treasury Bond Nov. 98     30,000      $130     Feb. 1999    $  607,875
     U.S. Treasury Bond Nov. 98     50,000       130     Feb. 1999     1,078,125
     Total                                                            $1,686,000

(k) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).

     Information concerning such security holdings at Nov. 30, 1998, is as follows:

     Security                                     Acquisition date         Cost

     American United Life Insurance*
       7.75% 2026                          02-13-96 thru 11-05-98   $11,314,931

     *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $1,516,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $117,901,000
     Unrealized depreciation                                        (20,176,000)
                                                                    -----------
     Net unrealized appreciation                                    $97,725,000

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AMERICAN EXPRESS Financial Direct

P.O. Box 59196
Minneapolis, MN 55459-0196




            American Express Service Corporation, Distributor


                                                     S-6139 D (1/99)